UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21323
Investment Company Act File Number
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
April 30
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 41.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 0.8%
		Aveos Fleet Performance, Inc.
	40	Revolving Loan, 4.59%, Maturing March 12, 2013(2)	$39,417
	59	Term Loan, 11.25%, Maturing March 12, 2013	59,423
	154	Term Loan-Second Lien, 10.75%, Maturing March 12, 2015(3)	147,152
		Avio Holding SpA
EUR	700	Term Loan-Second Lien, 4.89%, Maturing June 14, 2016	823,265
		Booz Allen Hamilton, Inc.
	2,980	Term Loan, 6.00%, Maturing July 31, 2015	2,982,993
		CACI International, Inc.
	278	Term Loan, 1.85%, Maturing May 3, 2011	276,056
		DAE Aviation Holdings, Inc.
	655	Term Loan, 4.23%, Maturing July 31, 2014	594,689
	675	Term Loan, 4.23%, Maturing July 31, 2014	612,563
		Delos Aircraft, Inc.
	775	Term Loan, 7.00%, Maturing March 17, 2016	777,583
		Evergreen International Aviation
	1,155	Term Loan, 10.50%, Maturing October 31, 2011(3)	1,094,896
		Hawker Beechcraft Acquisition
	3,525	Term Loan, 2.37%, Maturing March 26, 2014	2,857,363
	187	Term Loan, 2.63%, Maturing March 26, 2014	151,725
		IAP Worldwide Services, Inc.
	1,046	Term Loan, 9.25%, Maturing December 30, 2012(3)	1,025,204
		International Lease Finance Co.
	1,050	Term Loan, 6.75%, Maturing March 17, 2015	1,059,188
		TransDigm, Inc.
	2,075	Term Loan, 2.54%, Maturing June 23, 2013	2,020,160
		Wesco Aircraft Hardware Corp.
	1,322	Term Loan, 2.57%, Maturing September 30, 2013	1,274,949

			$15,796,626

Air Transport — 0.1%
		Delta Air Lines, Inc.
	1,940	Term Loan-Second Lien, 3.59%, Maturing April 30, 2014	$1,762,166

			$1,762,166

Automotive — 1.5%
		Adesa, Inc.
	3,994	Term Loan, 3.07%, Maturing October 18, 2013	$3,825,564
		Allison Transmission, Inc.
	5,952	Term Loan, 3.10%, Maturing August 7, 2014	5,573,542
		Dayco Products, LLC
	547	Term Loan, 10.50%, Maturing May 13, 2014	536,680
	84	Term Loan, 12.50%, Maturing November 13, 2014(3)	71,817
		Federal-Mogul Corp.
	2,107	Term Loan, 2.29%, Maturing December 29, 2014	1,886,390
	2,624	Term Loan, 2.28%, Maturing December 28, 2015	2,348,781
		Ford Motor Co.
	3,208	Term Loan, 3.35%, Maturing December 16, 2013	3,123,057
		Goodyear Tire & Rubber Co.
	4,450	Term Loan-Second Lien, 2.24%, Maturing April 30, 2014	4,139,194
		HHI Holdings, LLC
	988	Term Loan, 10.50%, Maturing March 30, 2015	994,906
		Keystone Automotive Operations, Inc.
	1,287	Term Loan, 4.02%, Maturing January 12, 2012	1,055,732

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		LKQ Corp. U.S.
	1,203	Term Loan, 2.59%, Maturing October 12, 2013	$1,166,635
		TriMas Corp.
	595	Term Loan, 6.00%, Maturing August 2, 2011	584,895
	2,483	Term Loan, 6.00%, Maturing December 15, 2015	2,439,498
		United Components, Inc.
	1,306	Term Loan, 2.37%, Maturing June 29, 2012	1,251,213

			$28,997,904

Beverage and Tobacco — 0.2%
		Constellation Brands, Inc.
	708	Term Loan, 1.88%, Maturing June 5, 2013	$690,932
	349	Term Loan, 3.13%, Maturing June 5, 2015	347,910
		Culligan International Co.
	967	Term Loan, 2.58%, Maturing November 24, 2012	787,303
		Liberator Midco Ltd.
GBP	791	Term Loan, 8.58%, Maturing November 3, 2016(3)	1,211,689
		Maine Beverage Co., LLC
	354	Term Loan, 2.28%, Maturing March 31, 2013	339,750
		Van Houtte, Inc.
	113	Term Loan, 3.03%, Maturing July 19, 2014	109,655
	827	Term Loan, 3.03%, Maturing July 19, 2014	804,141

			$4,291,380

Building and Development — 0.9%
		Beacon Sales Acquisition, Inc.
	854	Term Loan, 2.46%, Maturing September 30, 2013	$802,338
		Brickman Group Holdings, Inc.
	1,396	Term Loan, 2.53%, Maturing January 23, 2014	1,312,507
		Building Materials Corp. of America
	1,859	Term Loan, 3.13%, Maturing February 24, 2014	1,799,961
		Forestar USA Real Estate Group, Inc.
	311	Revolving Loan, 0.46%, Maturing December 1, 2010(2)	284,926
	2,854	Term Loan, 5.16%, Maturing December 1, 2010	2,711,628
		Metroflag BP, LLC
	1,700	Term Loan-Second Lien, 0.00%, Maturing October 31, 2009(4)(5)	0
		NCI Building Systems, Inc.
	639	Term Loan, 8.00%, Maturing April 18, 2014	624,922
		Panolam Industries Holdings, Inc.
	2,277	Term Loan, 8.25%, Maturing December 31, 2013	2,117,822
		Re/Max International, Inc.
	2,369	Term Loan, 5.50%, Maturing March 11, 2016	2,366,101
		Realogy Corp.
	623	Term Loan, 3.31%, Maturing October 10, 2013	547,255
	2,313	Term Loan, 3.35%, Maturing October 10, 2013	2,032,664
		South Edge, LLC
	288	Term Loan, 0.00%, Maturing October 31, 2009(4)	122,188
		Standard Pacific Corp.
	1,260	Term Loan, 2.19%, Maturing May 5, 2013	1,096,200
		WCI Communities, Inc.
	643	Term Loan, 10.43%, Maturing September 3, 2014(3)	638,251
	826	Term Loan, 10.00%, Maturing September 2, 2016	793,246

			$17,250,009

Business Equipment and Services — 3.7%
		Activant Solutions, Inc.
	1,837	Term Loan, 2.56%, Maturing May 2, 2013	$1,729,386
		Advantage Sales & Marketing, Inc.
	1,496	Term Loan, 5.00%, Maturing May 5, 2016	1,485,028
		Affinion Group, Inc.
	4,688	Term Loan, 5.00%, Maturing October 10, 2016	4,494,860

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Allied Barton Security Service
	1,099	Term Loan, 6.75%, Maturing February 18, 2015	$1,103,127
		Dealer Computer Services, Inc.
	2,216	Term Loan, 5.25%, Maturing April 21, 2017	2,197,715
		Education Management, LLC
	4,797	Term Loan, 2.31%, Maturing June 3, 2013	4,510,216
		First American Corp.
	1,175	Term Loan, 4.75%, Maturing April 12, 2016	1,176,469
		Infogroup, Inc.
	900	Term Loan, 6.25%, Maturing July 1, 2016	889,125
		Information Resources, Inc.
	1,429	Term Loan, 3.48%, Maturing May 16, 2014	1,367,991
		Intergraph Corp.
	1,000	Term Loan, 4.79%, Maturing May 29, 2014	997,500
	1,000	Term Loan-Second Lien, 10.25%, Maturing November 29, 2014	1,002,908
		iPayment, Inc.
	2,129	Term Loan, 2.45%, Maturing May 10, 2013	1,980,317
		Kronos, Inc.
	1,476	Term Loan, 2.53%, Maturing June 11, 2014	1,382,909
		Mitchell International, Inc.
	2,500	Term Loan-Second Lien, 5.81%, Maturing March 30, 2015	2,193,750
		NE Customer Service
	2,169	Term Loan, 6.00%, Maturing March 5, 2016	2,133,332
		Quantum Corp.
	290	Term Loan, 3.82%, Maturing July 14, 2014	276,217
		Quintiles Transnational Corp.
	1,194	Term Loan, 2.46%, Maturing March 29, 2013	1,147,219
	2,165	Term Loan-Second Lien, 4.32%, Maturing March 31, 2014	2,127,132
		Sabre, Inc.
	7,567	Term Loan, 2.37%, Maturing September 30, 2014	6,840,702
		Safenet, Inc.
	975	Term Loan, 2.83%, Maturing April 12, 2014	930,396
		Serena Software, Inc.
	1,548	Term Loan, 2.54%, Maturing March 10, 2013	1,478,285
		Sitel (Client Logic)
	1,171	Term Loan, 6.03%, Maturing January 30, 2014	1,135,230
		Solera Holdings, LLC
EUR	1,073	Term Loan, 2.50%, Maturing May 16, 2014	1,360,238
		SunGard Data Systems, Inc.
	450	Term Loan, 2.09%, Maturing February 28, 2014	427,437
	13,715	Term Loan, 4.00%, Maturing February 26, 2016	13,245,282
		Travelport, LLC
	2,223	Term Loan, 2.82%, Maturing August 23, 2013	2,101,731
	446	Term Loan, 3.03%, Maturing August 23, 2013	421,714
EUR	1,052	Term Loan, 3.22%, Maturing August 23, 2013	1,289,359
		U.S. Security Holdings, Inc.
	810	Term Loan, 3.04%, Maturing May 8, 2013	794,133
		Valassis Communications, Inc.
	399	Term Loan, 2.79%, Maturing March 2, 2014	387,050
	1,732	Term Loan, 2.79%, Maturing March 2, 2014	1,680,690
		West Corp.
	2,664	Term Loan, 2.75%, Maturing October 24, 2013	2,532,218
	3,870	Term Loan, 4.25%, Maturing July 15, 2016	3,761,106

			$70,580,772

Cable and Satellite Television — 3.3%
		Atlantic Broadband Finance, LLC
	90	Term Loan, 2.79%, Maturing September 1, 2011	$88,655
	2,418	Term Loan, 6.75%, Maturing May 31, 2013	2,393,269

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Bragg Communications, Inc.
	1,571	Term Loan, 3.03%, Maturing August 31, 2014	$1,545,017
		Bresnan Broadband Holdings, LLC
	1,703	Term Loan, 2.34%, Maturing June 30, 2013	1,692,515
		Cequel Communications, LLC
	846	Term Loan, 2.35%, Maturing November 5, 2013	812,394
		Charter Communications Operating, Inc.
	14,648	Term Loan, 2.32%, Maturing March 6, 2014	13,931,509
		CSC Holdings, Inc.
	2,664	Term Loan, 2.09%, Maturing March 29, 2016	2,607,119
		CW Media Holdings, Inc.
	1,716	Term Loan, 3.53%, Maturing February 16, 2015	1,678,132
		DirectTV Holdings, LLC
	1,794	Term Loan, 1.82%, Maturing April 13, 2013	1,786,898
		Foxco Acquisition Sub., LLC
	974	Term Loan, 7.50%, Maturing July 14, 2015	937,475
		Insight Midwest Holdings, LLC
	4,742	Term Loan, 2.16%, Maturing April 7, 2014	4,507,323
		MCC Iowa, LLC
	2,366	Term Loan, 2.06%, Maturing January 31, 2015	2,190,339
		Mediacom Broadband, LLC
	1,850	Term Loan, 4.50%, Maturing October 23, 2017	1,775,538
		Mediacom Illinois, LLC
	4,669	Term Loan, 2.06%, Maturing January 31, 2015	4,291,467
		Mediacom, LLC
	1,025	Term Loan, 4.50%, Maturing October 23, 2017	992,541
		ProSiebenSat.1 Media AG
EUR	1,158	Term Loan, 3.52%, Maturing March 6, 2015	1,118,638
EUR	1,187	Term Loan, 2.57%, Maturing June 26, 2015	1,382,743
EUR	48	Term Loan, 2.57%, Maturing July 3, 2015	56,116
EUR	1,158	Term Loan, 3.77%, Maturing March 4, 2016	1,118,639
EUR	495	Term Loan, 8.14%, Maturing March 6, 2017	322,400
EUR	452	Term Loan-Second Lien, 4.89%, Maturing September 2, 2016	364,319
		UPC Broadband Holding B.V.
	985	Term Loan, 4.25%, Maturing December 30, 2016	939,001
EUR	4,531	Term Loan, 4.23%, Maturing December 31, 2016	5,456,697
	1,815	Term Loan, 4.25%, Maturing December 29, 2017	1,709,697
EUR	3,269	Term Loan, 4.48%, Maturing December 31, 2017	3,950,208
		Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.53%, Maturing June 30, 2015	1,531,228
GBP	1,000	Term Loan, 4.78%, Maturing December 31, 2015	1,532,536
		YPSO Holding SA
EUR	578	Term Loan, 4.39%, Maturing June 16, 2014(3)	607,545
EUR	943	Term Loan, 4.39%, Maturing June 16, 2014(3)	991,257
EUR	1,498	Term Loan, 4.39%, Maturing June 16, 2014(3)	1,574,286

			$63,885,501

Chemicals and Plastics — 2.5%
		Arizona Chemical, Inc.
	1,253	Term Loan, 2.54%, Maturing February 28, 2013	$1,187,224
	1,000	Term Loan-Second Lien, 6.04%, Maturing February 28, 2014	940,000
		Brenntag Holding GmbH and Co. KG
	1,965	Term Loan, 4.09%, Maturing January 20, 2014	1,972,237
	290	Term Loan, 4.10%, Maturing January 20, 2014	290,710
	1,300	Term Loan-Second Lien, 6.47%, Maturing July 7, 2015	1,282,667
		Celanese Holdings, LLC
EUR	1,935	Term Loan, 2.00%, Maturing April 2, 2014	2,439,645
	5,878	Term Loan, 2.25%, Maturing April 2, 2014	5,639,192

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Cognis GmbH
EUR	266	Term Loan, 2.72%, Maturing September 16, 2013	$342,333
EUR	1,084	Term Loan, 2.72%, Maturing September 16, 2013	1,397,862
		Columbian Chemicals Acquisition
	848	Term Loan, 6.56%, Maturing March 16, 2013	839,772
		Hexion Specialty Chemicals, Inc.
	2,354	Term Loan, 4.13%, Maturing May 5, 2015	2,212,622
	392	Term Loan, 4.31%, Maturing May 5, 2015	369,072
	883	Term Loan, 4.31%, Maturing May 5, 2015	831,172
		Huish Detergents, Inc.
	1,237	Term Loan, 2.08%, Maturing April 26, 2014	1,181,715
		Huntsman International, LLC
	2,960	Term Loan, 2.21%, Maturing April 21, 2014	2,784,890
		INEOS Group
	231	Term Loan, 7.50%, Maturing December 16, 2013	227,288
EUR	1,431	Term Loan, 7.50%, Maturing December 16, 2013	1,839,804
	231	Term Loan, 8.00%, Maturing December 16, 2014	227,288
EUR	1,431	Term Loan, 8.00%, Maturing December 16, 2014	1,839,937
EUR	500	Term Loan, 9.00%, Maturing December 16, 2015	611,341
		ISP Chemco, Inc.
	1,925	Term Loan, 1.88%, Maturing June 4, 2014	1,824,295
		Kraton Polymers, LLC
	2,101	Term Loan, 2.38%, Maturing May 13, 2013	1,987,681
		Lyondell Chemical Co.
	850	Term Loan, 5.50%, Maturing April 8, 2016	857,371
		MacDermid, Inc.
EUR	835	Term Loan, 2.83%, Maturing April 11, 2014	1,006,108
		Millenium Inorganic Chemicals
	465	Term Loan, 2.78%, Maturing May 15, 2014	433,021
	1,375	Term Loan-Second Lien, 6.28%, Maturing November 18, 2014	1,262,708
		Momentive Performance Material
	1,872	Term Loan, 2.63%, Maturing December 4, 2013	1,737,218
		Nalco Co.
	502	Term Loan, 2.13%, Maturing November 4, 2010	501,670
	2,475	Term Loan, 6.50%, Maturing May 13, 2016	2,491,501
		Rockwood Specialties Group, Inc.
	2,323	Term Loan, 6.00%, Maturing May 15, 2014	2,329,230
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.05%, Maturing November 16, 2015	256,135
EUR	824	Term Loan, 5.05%, Maturing November 16, 2015	730,288
EUR	887	Term Loan, 5.05%, Maturing November 16, 2015	785,861
		Solutia, Inc.
	3,017	Term Loan, 4.75%, Maturing March 17, 2017	3,027,136

			$47,686,994

Clothing/Textiles — 0.1%
		Phillips Van Heusen Corp.
	1,301	Term Loan, 4.75%, Maturing May 6, 2016	$1,308,959
		The William Carter Co.
	794	Term Loan, 1.82%, Maturing July 14, 2012	788,933

			$2,097,892

Conglomerates — 0.9%
		Blount, Inc.
	363	Term Loan, 5.75%, Maturing February 9, 2012	$363,413
		Doncasters (Dunde HoldCo 4 Ltd.)
	560	Term Loan, 4.33%, Maturing July 13, 2015	478,534
	560	Term Loan, 4.83%, Maturing July 13, 2015	478,534
GBP	1,234	Term Loan-Second Lien, 6.57%, Maturing January 13, 2016	1,491,558

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Jarden Corp.
	487	Term Loan, 2.28%, Maturing January 24, 2012	$478,276
	882	Term Loan, 2.28%, Maturing January 24, 2012	865,394
		Manitowoc Company, Inc. (The)
	1,652	Term Loan, 8.00%, Maturing November 6, 2014	1,654,966
		Polymer Group, Inc.
	3,237	Term Loan, 7.00%, Maturing November 24, 2014	3,248,878
		RBS Global, Inc.
	410	Term Loan, 2.63%, Maturing July 19, 2013	388,593
	2,682	Term Loan, 2.88%, Maturing July 19, 2013	2,562,955
		RGIS Holdings, LLC
	101	Term Loan, 3.03%, Maturing April 30, 2014	93,051
	2,016	Term Loan, 3.03%, Maturing April 30, 2014	1,861,019
		US Investigations Services, Inc.
	2,577	Term Loan, 3.54%, Maturing February 21, 2015	2,277,373
		Vertrue, Inc.
	984	Term Loan, 3.54%, Maturing August 16, 2014	855,027

			$17,097,571

Containers and Glass Products — 1.3%
		Berry Plastics Corp.
	4,540	Term Loan, 2.34%, Maturing April 3, 2015	$4,188,094
		Consolidated Container Co.
	2,000	Term Loan-Second Lien, 5.81%, Maturing September 28, 2014	1,735,000
		Crown Americas, Inc.
	288	Term Loan, 2.10%, Maturing November 15, 2012	286,562
		Graham Packaging Holdings Co.
	426	Term Loan, 2.64%, Maturing October 7, 2011	425,251
	4,023	Term Loan, 6.75%, Maturing April 5, 2014	4,062,601
		Graphic Packaging International, Inc.
	6,510	Term Loan, 2.52%, Maturing May 16, 2014	6,300,137
		JSG Acquisitions
EUR	797	Term Loan, 4.07%, Maturing December 31, 2014	1,019,820
EUR	788	Term Loan, 4.25%, Maturing December 31, 2014	1,009,316
		Kranson Industries, Inc.
	995	Term Loan, 2.58%, Maturing July 31, 2013	931,163
		Owens-Brockway Glass Container
	2,013	Term Loan, 1.84%, Maturing June 14, 2013	1,996,827
		Reynolds Group Holdings, Inc.
	1,125	Term Loan, 5.75%, Maturing May 5, 2016	1,121,484
		Smurfit Kappa Acquisitions
EUR	115	Term Loan, 4.24%, Maturing December 31, 2014	146,791
EUR	138	Term Loan, 4.28%, Maturing December 31, 2014	176,246
		Tegrant Holding Corp.
	1,935	Term Loan, 3.79%, Maturing March 8, 2013	1,760,850
	500	Term Loan-Second Lien, 6.04%, Maturing March 8, 2015	380,000

			$25,540,142

Cosmetics/Toiletries — 0.6%
		Alliance Boots Holdings, Ltd.
GBP	2,950	Term Loan, 3.56%, Maturing July 5, 2015	$4,301,105
EUR	1,000	Term Loan, 3.58%, Maturing July 5, 2015	1,230,030
		American Safety Razor Co.
	2,000	Term Loan- Second Lien, 0.00%, Maturing January 30, 2014(6)	250,000
		Bausch & Lomb, Inc.
	536	Term Loan, 3.57%, Maturing April 24, 2015	514,950
	2,214	Term Loan, 3.63%, Maturing April 24, 2015	2,126,130
		KIK Custom Products, Inc.
	1,900	Term Loan-Second Lien, 5.33%, Maturing November 30, 2014	1,130,500

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Prestige Brands, Inc.
	1,072	Term Loan, 4.75%, Maturing March 24, 2016	$1,070,972

			$10,623,687

Drugs — 0.1%
		Graceway Pharmaceuticals, LLC
	1,118	Term Loan, 3.07%, Maturing May 3, 2012	$938,608
	1,345	Term Loan, 10.07%, Maturing November 3, 2013(3)	302,513
	2,000	Term Loan-Second Lien, 6.82%, Maturing May 3, 2013	796,666
		Pharmaceutical Holdings Corp.
	162	Term Loan, 4.57%, Maturing January 30, 2012	157,603
		Warner Chilcott Corp.
	84	Term Loan, 5.50%, Maturing October 30, 2014	84,370
	40	Term Loan, 5.75%, Maturing April 30, 2015	39,771
	66	Term Loan, 5.75%, Maturing April 30, 2015	66,226

			$2,385,757

Ecological Services and Equipment — 0.3%
		Big Dumpster Merger Sub, Inc.
	806	Term Loan, 2.57%, Maturing February 5, 2013	$626,278
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.89%, Maturing March 31, 2014	1,165,994
		Cory Environmental Holdings
GBP	500	Term Loan-Second Lien, 4.99%, Maturing September 30, 2014	608,045
		Environmental Systems Products Holdings, Inc.
	359	Term Loan-Second Lien, 13.50%, Maturing September 12, 2014	334,200
		Kemble Water Structure, Ltd.
GBP	500	Term Loan-Second Lien, 4.88%, Maturing October 13, 2013	692,605
		Sensus Metering Systems, Inc.
	695	Term Loan, 7.00%, Maturing June 3, 2013	698,288
		Synagro Technologies, Inc.
	500	Term Loan-Second Lien, 5.10%, Maturing October 2, 2014	390,000
		Wastequip, Inc.
	930	Term Loan, 2.57%, Maturing February 5, 2013	723,255

			$5,238,665

Electronics/Electrical — 1.4%
		Aspect Software, Inc.
	1,945	Term Loan, 6.25%, Maturing April 19, 2016	$1,912,706
		Christie/Aix, Inc.
	928	Term Loan, 5.25%, Maturing April 29, 2016	922,034
		Freescale Semiconductor, Inc.
	4,392	Term Loan, 4.60%, Maturing December 1, 2016	4,046,481
		Infor Enterprise Solutions Holdings
	500	Term Loan, 5.82%, Maturing March 2, 2014	387,500
	261	Term Loan, 5.07%, Maturing July 28, 2015	237,234
	2,081	Term Loan, 6.07%, Maturing July 28, 2015	1,940,993
	3,990	Term Loan, 6.07%, Maturing July 28, 2015	3,700,289
	550	Term Loan-Second Lien, 6.57%, Maturing March 2, 2014	407,000
	950	Term Loan-Second Lien, 6.57%, Maturing March 2, 2014	696,666
		Network Solutions, LLC
	2,267	Term Loan, 2.57%, Maturing March 7, 2014	2,139,273
		Open Solutions, Inc.
	2,371	Term Loan, 2.63%, Maturing January 23, 2014	2,052,228
		Sensata Technologies Finance Co.
	5,754	Term Loan, 2.23%, Maturing April 26, 2013	5,432,762
		SS&C Technologies, Inc.
	1,628	Term Loan, 2.48%, Maturing November 23, 2012	1,573,502
		VeriFone, Inc.
	916	Term Loan, 3.07%, Maturing October 31, 2013	897,581

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Vertafore, Inc.
	1,075	Term Loan, Maturing July 29, 2016(7)	$1,071,977

			$27,418,226

Equipment Leasing — 0.3%
		AWAS Capital, Inc.
	261	Term Loan, 2.31%, Maturing March 22, 2013	$245,407
	1,983	Term Loan-Second Lien, 6.56%, Maturing March 22, 2013	1,655,798
		Hertz Corp.
	689	Term Loan, 2.09%, Maturing December 21, 2012	667,263
	3,725	Term Loan, 2.09%, Maturing December 21, 2012	3,607,995

			$6,176,463

Farming/Agriculture — 0.1%
		CF Industries, Inc.
	2,449	Term Loan, 4.50%, Maturing April 6, 2015	$2,462,996

			$2,462,996

Financial Intermediaries — 1.1%
		Citco III, Ltd.
	2,524	Term Loan, 4.75%, Maturing May 30, 2014	$2,422,749
		E.A. Viner International Co.
	378	Term Loan, 5.04%, Maturing July 31, 2013	359,138
		EURONET Worldwide, Inc.
	1,807	Term Loan, 2.46%, Maturing April 4, 2014	1,730,629
		Grosvenor Capital Management
	635	Term Loan, 2.38%, Maturing December 5, 2013	603,241
		Jupiter Asset Management Group
GBP	430	Term Loan, 4.44%, Maturing March 17, 2015	636,004
		Lender Processing Services, Inc.
	985	Term Loan, 2.82%, Maturing July 2, 2014	982,051
		LPL Holdings, Inc.
	1,198	Term Loan, 2.21%, Maturing June 28, 2013	1,144,820
	3,770	Term Loan, 4.25%, Maturing June 25, 2015	3,628,701
		MSCI, Inc.
	4,075	Term Loan, 4.75%, Maturing June 1, 2016	4,100,469
		Nuveen Investments, Inc.
	3,995	Term Loan, 3.51%, Maturing November 13, 2014	3,529,547
		RJO Holdings Corp. (RJ O’Brien)
	2,097	Term Loan, 5.35%, Maturing July 12, 2014(3)	1,426,001

			$20,563,350

Food Products — 1.0%
		Acosta, Inc.
	2,904	Term Loan, 2.57%, Maturing July 28, 2013	$2,744,257
		American Seafoods Group, LLC
	900	Term Loan, 5.50%, Maturing May 7, 2015	898,588
		Dean Foods Co.
	5,757	Term Loan, 1.92%, Maturing April 2, 2014	5,404,032
		Dole Food Company, Inc.
	711	Term Loan, 5.02%, Maturing March 2, 2017	713,264
	286	Term Loan, 5.04%, Maturing March 2, 2017	287,172
		Mafco Worldwide Corp.
	576	Term Loan, 2.33%, Maturing December 8, 2011	544,101
		Pinnacle Foods Finance, LLC
	7,111	Term Loan, 2.85%, Maturing April 2, 2014	6,712,858
		Provimi Group SA
	188	Term Loan, 2.57%, Maturing June 28, 2015	175,038
	231	Term Loan, 2.57%, Maturing June 28, 2015	215,406
EUR	243	Term Loan, 2.89%, Maturing June 28, 2015	295,031
EUR	392	Term Loan, 2.89%, Maturing June 28, 2015	476,035

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	419	Term Loan, 2.89%, Maturing June 28, 2015	$508,450
EUR	540	Term Loan, 2.89%, Maturing June 28, 2015	655,667
	148	Term Loan-Second Lien, 4.57%, Maturing December 28, 2016	126,743
EUR	24	Term Loan-Second Lien, 4.89%, Maturing December 28, 2016	26,943
EUR	331	Term Loan-Second Lien, 4.89%, Maturing December 28, 2016	369,015

			$20,152,600

Food Service — 1.1%
		AFC Enterprises, Inc.
	387	Term Loan, 7.00%, Maturing May 11, 2013	$388,149
		Aramark Corp.
	137	Term Loan, 2.07%, Maturing January 27, 2014	128,621
	1,887	Term Loan, 2.41%, Maturing January 27, 2014	1,771,165
GBP	965	Term Loan, 2.86%, Maturing January 27, 2014	1,453,660
	246	Term Loan, 3.60%, Maturing July 26, 2016	237,389
	3,742	Term Loan, 3.78%, Maturing July 26, 2016	3,609,656
		Buffets, Inc.
	1,571	Term Loan, 12.00%, Maturing April 21, 2015(3)	1,424,876
	150	Term Loan, 7.53%, Maturing April 22, 2015(3)	116,311
		Burger King Corp.
	1,692	Term Loan, 2.06%, Maturing June 30, 2012	1,688,063
		CBRL Group, Inc.
	1,193	Term Loan, 1.85%, Maturing April 29, 2013	1,166,792
	762	Term Loan, 2.85%, Maturing April 27, 2016	747,369
		Denny’s, Inc.
	133	Term Loan, 2.24%, Maturing March 31, 2012	132,086
	287	Term Loan, 2.51%, Maturing March 31, 2012	286,186
		JRD Holdings, Inc.
	1,823	Term Loan, 2.58%, Maturing July 2, 2014	1,740,675
		NPC International, Inc.
	405	Term Loan, 2.20%, Maturing May 3, 2013	385,751
		OSI Restaurant Partners, LLC
	156	Term Loan, 2.82%, Maturing June 14, 2013	135,566
	1,661	Term Loan, 2.88%, Maturing June 14, 2014	1,446,262
		QCE Finance, LLC
	903	Term Loan, 5.13%, Maturing May 5, 2013	748,786
	2,225	Term Loan-Second Lien, 6.07%, Maturing November 5, 2013	1,507,438
		Sagittarius Restaurants, LLC
	725	Term Loan, 7.50%, Maturing May 18, 2015	715,031
		Selecta
EUR	741	Term Loan-Second Lien, 5.04%, Maturing December 28, 2015	680,998
		Wendys/Arbys Restaurants, LLC
	1,075	Term Loan, 5.00%, Maturing May 24, 2017	1,078,091

			$21,588,921

Food/Drug Retailers — 0.9%
		General Nutrition Centers, Inc.
	3,158	Term Loan, 2.71%, Maturing September 16, 2013	$2,981,560
		Pantry, Inc. (The)
	319	Term Loan, 2.07%, Maturing May 15, 2014	305,704
	1,109	Term Loan, 2.07%, Maturing May 15, 2014	1,061,757
		Rite Aid Corp.
	5,383	Term Loan, 2.09%, Maturing June 4, 2014	4,734,707
	2,213	Term Loan, 6.00%, Maturing June 4, 2014	2,097,182
	997	Term Loan, 9.50%, Maturing June 10, 2015	1,018,051
		Roundy’s Supermarkets, Inc.
	3,702	Term Loan, 7.00%, Maturing November 3, 2013	3,691,977
	1,000	Term Loan-Second Lien, 10.00%, Maturing April 18, 2016	1,016,250

			$16,907,188

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Forest Products — 0.3%
		Georgia-Pacific Corp.
	5,022	Term Loan, 2.53%, Maturing December 21, 2012	$4,948,816
	1,301	Term Loan, 3.79%, Maturing December 23, 2014	1,296,945

			$6,245,761

Health Care — 4.4%
		American Medical Systems
	212	Term Loan, 2.63%, Maturing July 20, 2012	$204,830
		AMR Holdco, Inc.
	1,988	Term Loan, 3.34%, Maturing April 8, 2015	1,982,531
		Aveta Holdings, LLC
	773	Term Loan, 8.00%, Maturing April 14, 2015	756,797
	773	Term Loan, 8.00%, Maturing April 14, 2015	756,797
		Biomet, Inc.
	3,890	Term Loan, 3.51%, Maturing March 25, 2015	3,790,050
EUR	1,726	Term Loan, 3.64%, Maturing March 25, 2015	2,139,417
		Bright Horizons Family Solutions, Inc.
	245	Term Loan, 7.50%, Maturing May 28, 2015	245,678
		Cardinal Health 409, Inc.
	1,112	Term Loan, 2.57%, Maturing April 10, 2014	1,005,973
		Carestream Health, Inc.
	3,695	Term Loan, 2.32%, Maturing April 30, 2013	3,514,047
	1,000	Term Loan-Second Lien, 5.57%, Maturing October 30, 2013	931,429
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.82%, Maturing July 24, 2015	1,050,214
		Catalent Pharma Solutions
EUR	1,940	Term Loan, 2.89%, Maturing April 10, 2014	2,215,258
		Community Health Systems, Inc.
	493	Term Loan, 2.79%, Maturing July 25, 2014	468,092
	9,611	Term Loan, 2.79%, Maturing July 25, 2014	9,120,221
		Concentra, Inc.
	1,955	Term Loan-Second Lien, 6.04%, Maturing June 25, 2015	1,786,288
		ConMed Corp.
	587	Term Loan, 1.82%, Maturing April 12, 2013	551,800
		CRC Health Corp.
	567	Term Loan, 2.78%, Maturing February 6, 2013	517,516
	617	Term Loan, 2.78%, Maturing February 6, 2013	563,460
		Dako EQT Project Delphi
	750	Term Loan-Second Lien, 4.28%, Maturing December 12, 2016	543,750
		DaVita, Inc.
	5,425	Term Loan, 1.86%, Maturing October 5, 2012	5,317,188
		DJO Finance, LLC
	922	Term Loan, 3.32%, Maturing May 20, 2014	879,575
		Fenwal, Inc.
	145	Term Loan, 2.79%, Maturing February 28, 2014	125,339
	844	Term Loan, 2.79%, Maturing February 28, 2014	731,250
		Fresenius Medical Care Holdings
	3,463	Term Loan, 1.87%, Maturing March 31, 2013	3,373,370
		Fresenius SE
	361	Term Loan, 4.50%, Maturing September 10, 2014	362,925
	633	Term Loan, 4.50%, Maturing September 10, 2014	635,344
		Hanger Orthopedic Group, Inc.
	1,517	Term Loan, 2.33%, Maturing May 28, 2013	1,477,115
		HCA, Inc.
	1,652	Term Loan, 2.78%, Maturing November 18, 2013	1,597,804
	4,961	Term Loan, 3.78%, Maturing March 31, 2017	4,838,180
		Health Management Association, Inc.
	5,602	Term Loan, 2.28%, Maturing February 28, 2014	5,281,632

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HealthSouth Corp.
	981	Term Loan, 2.79%, Maturing March 11, 2013	$954,291
	808	Term Loan, 4.29%, Maturing September 10, 2015	799,412
		Iasis Healthcare, LLC
	415	Term Loan, 2.32%, Maturing March 14, 2014	392,442
	1,199	Term Loan, 2.32%, Maturing March 14, 2014	1,133,897
	113	Term Loan, 3.21%, Maturing March 14, 2014	106,787
		IM U.S. Holdings, LLC
	900	Term Loan-Second Lien, 4.57%, Maturing June 26, 2015	872,719
		inVentiv Health, Inc.
	1,103	Term Loan, 2.29%, Maturing July 6, 2014	1,097,692
		Lifepoint Hospitals, Inc.
	2,901	Term Loan, 3.25%, Maturing April 15, 2015	2,832,896
		MPT Operating Partnership, LP
	1,325	Term Loan, 5.00%, Maturing May 17, 2016	1,318,375
		MultiPlan Merger Corp.
	600	Term Loan, 3.63%, Maturing April 12, 2013	597,034
	1,099	Term Loan, 3.63%, Maturing April 12, 2013	1,092,806
	749	Term Loan, 6.00%, Maturing April 12, 2013	747,561
		Mylan, Inc.
	441	Term Loan, 3.75%, Maturing October 2, 2014	439,386
		National Mentor Holdings, Inc.
	81	Term Loan, 2.30%, Maturing June 29, 2013	71,253
	1,314	Term Loan, 2.54%, Maturing June 29, 2013	1,153,078
		National Renal Institutes, Inc.
	1,719	Term Loan, 9.00%, Maturing March 31, 2013	1,680,108
		Nyco Holdings
EUR	912	Term Loan, 4.47%, Maturing December 29, 2014	1,108,819
EUR	912	Term Loan, 5.22%, Maturing December 29, 2015	1,108,819
		Physiotherapy Associates, Inc.
	921	Term Loan, 7.50%, Maturing June 27, 2013	739,545
	500	Term Loan-Second Lien, 12.00%, Maturing June 27, 2014	262,500
		RadNet Management, Inc.
	1,372	Term Loan, 5.75%, Maturing April 1, 2016	1,355,561
		ReAble Therapeutics Finance, LLC
	1,105	Term Loan, 2.41%, Maturing November 16, 2013	1,071,294
		Select Medical Holdings Corp.
	1,206	Term Loan, 4.23%, Maturing August 22, 2014	1,175,251
	1,505	Term Loan, 4.23%, Maturing August 22, 2014	1,466,596
		Skillsoft Corp.
	1,000	Term Loan, 6.50%, Maturing May 19, 2017	1,003,750
		Sunrise Medical Holdings, Inc.
EUR	904	Term Loan, 8.00%, Maturing May 13, 2014	1,107,278
		VWR International, Inc.
	2,279	Term Loan, 2.82%, Maturing June 30, 2014	2,116,706

			$84,569,726

Home Furnishings — 0.4%
		Hunter Fan Co.
	609	Term Loan, 2.85%, Maturing April 16, 2014	$542,322
	500	Term Loan-Second Lien, 7.10%, Maturing October 16, 2014	332,500
		Interline Brands, Inc.
	1,225	Term Loan, 2.08%, Maturing June 23, 2013	1,139,647
	334	Term Loan, 2.08%, Maturing June 23, 2013	310,236
		National Bedding Co., LLC
	3,289	Term Loan, 2.38%, Maturing February 28, 2013	3,157,328
	2,550	Term Loan-Second Lien, 5.38%, Maturing February 28, 2014	2,371,500
		Oreck Corp.
	527	Term Loan-Second Lien, 4.04%, Maturing March 19, 2016(5)	421,768

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 24, 2016	$371,850

			$8,647,151

Industrial Equipment — 1.4%
		Brand Energy and Infrastructure Services, Inc.
	917	Term Loan, 2.81%, Maturing February 7, 2014	$818,459
	991	Term Loan, 3.81%, Maturing February 7, 2014	906,669
		Bucyrus International, Inc.
	155	Term Loan, 4.50%, Maturing February 19, 2016	155,312
		CEVA Group PLC U.S.
	408	Term Loan, 3.32%, Maturing November 4, 2013	361,489
EUR	298	Term Loan, 3.64%, Maturing November 4, 2013	341,299
EUR	506	Term Loan, 3.64%, Maturing November 4, 2013	579,564
EUR	622	Term Loan, 3.64%, Maturing November 4, 2013	712,288
EUR	1,597	Term Loan, 3.75%, Maturing November 4, 2013	1,830,081
		EPD Holdings, (Goodyear Engineering Products)
	298	Term Loan, 2.84%, Maturing July 31, 2014	255,023
	2,083	Term Loan, 2.84%, Maturing July 31, 2014	1,780,580
	2,100	Term Loan-Second Lien, 6.09%, Maturing July 13, 2015	1,601,250
		Flowserve Corp.
	2,255	Term Loan, 2.06%, Maturing August 10, 2012	2,249,727
		Generac Acquisition Corp.
	2,129	Term Loan, 2.90%, Maturing November 11, 2013	1,965,846
		Gleason Corp.
	1,024	Term Loan, 2.19%, Maturing June 30, 2013	926,410
		Itron, Inc.
EUR	252	Term Loan, 4.26%, Maturing April 18, 2014	328,513
		Jason, Inc.
	571	Term Loan, 0.00%, Maturing July 30, 2010(4)	428,427
		John Maneely Co.
	4,222	Term Loan, 3.78%, Maturing December 9, 2013	4,016,898
		KION Group GmbH
	253	Term Loan, 2.57%, Maturing January 28, 2015(3)	197,876
	253	Term Loan, 2.57%, Maturing January 28, 2016(3)	197,876
		Polypore, Inc.
	4,123	Term Loan, 2.32%, Maturing July 3, 2014	3,950,776
		Sequa Corp.
	1,192	Term Loan, 3.79%, Maturing December 3, 2014	1,114,812
		TFS Acquisition Corp.
	1,915	Term Loan, 14.00%, Maturing August 11, 2013(3)	1,905,211

			$26,624,386

Insurance — 0.8%
		Alliant Holdings I, Inc.
	2,759	Term Loan, 3.53%, Maturing August 21, 2014	$2,600,133
		AmWINS Group, Inc.
	500	Term Loan-Second Lien, 6.04%, Maturing June 8, 2013	425,000
		Applied Systems, Inc.
	870	Term Loan, 2.82%, Maturing September 26, 2013	803,964
		CCC Information Services Group, Inc.
	1,094	Term Loan, 2.58%, Maturing February 10, 2013	1,056,232
		Conseco, Inc.
	3,540	Term Loan, 7.50%, Maturing October 10, 2013	3,469,063
		Crawford & Company
	1,531	Term Loan, 5.25%, Maturing October 30, 2013	1,496,215
		Crump Group, Inc.
	965	Term Loan, 3.32%, Maturing August 1, 2014	897,442
		Hub International Holdings, Inc.
	214	Term Loan, 3.03%, Maturing June 13, 2014	195,324
	951	Term Loan, 3.03%, Maturing June 13, 2014	868,958

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		U.S.I. Holdings Corp.
	2,650	Term Loan, 3.29%, Maturing May 5, 2014	$2,423,028
	993	Term Loan, 7.00%, Maturing May 5, 2014	960,244

			$15,195,603

Leisure Goods/Activities/Movies — 1.7%
		24 Hour Fitness Worldwide, Inc.
	1,000	Term Loan, 6.75%, Maturing April 22, 2016	$933,250
		AMC Entertainment, Inc.
	1,685	Term Loan, 2.08%, Maturing January 28, 2013	1,633,590
		AMF Bowling Worldwide, Inc.
	2,300	Term Loan-Second Lien, 6.59%, Maturing December 8, 2013	1,817,000
		Bombardier Recreational Products
	2,867	Term Loan, 3.19%, Maturing June 28, 2013	2,487,199
		Butterfly Wendel US, Inc.
	596	Term Loan, 3.87%, Maturing June 23, 2014	515,510
	596	Term Loan, 4.12%, Maturing June 22, 2015	515,344
		CFV I, LLC/Hicks Sports Group
	113	Term Loan, 11.44%, Maturing August 1, 2010(2)(3)	112,340
		Cinemark, Inc.
	3,698	Term Loan, 3.60%, Maturing April 29, 2016	3,615,429
		Deluxe Entertainment Services
	69	Term Loan, 6.25%, Maturing May 11, 2013	61,861
	634	Term Loan, 6.25%, Maturing May 11, 2013	570,619
	41	Term Loan, 6.35%, Maturing May 11, 2013	37,205
	500	Term Loan-Second Lien, 11.00%, Maturing November 11, 2013	425,000
		Metro-Goldwyn-Mayer Holdings, Inc.
	4,000	Term Loan, 0.00%, Maturing April 9, 2012(6)	1,754,156
		National CineMedia, LLC
	3,075	Term Loan, 2.29%, Maturing February 13, 2015	2,919,968
		Regal Cinemas Corp.
	4,659	Term Loan, 4.03%, Maturing November 21, 2016	4,596,187
		Revolution Studios Distribution Co., LLC
	1,633	Term Loan, 4.07%, Maturing December 21, 2014	1,322,718
	2,050	Term Loan-Second Lien, 7.32%, Maturing June 21, 2015	973,750
		Six Flags Theme Parks, Inc.
	3,025	Term Loan, 6.00%, Maturing June 30, 2016	3,006,835
		Southwest Sports Group, LLC
	2,450	Term Loan, 6.75%, Maturing December 22, 2010	2,241,750
		Universal City Development Partners, Ltd.
	1,296	Term Loan, 5.50%, Maturing November 6, 2014	1,299,904
		Zuffa, LLC
	1,477	Term Loan, 2.38%, Maturing June 22, 2015	1,399,607

			$32,239,222

Lodging and Casinos — 1.5%
		Gala Electric Casinos, Ltd.
GBP	959	Term Loan, 4.96%, Maturing December 12, 2014	$1,389,026
GBP	959	Term Loan, 5.45%, Maturing December 12, 2014	1,389,026
		Harrah’s Operating Co.
	1,500	Term Loan, 3.50%, Maturing January 28, 2015	1,287,396
	2,130	Term Loan, 3.50%, Maturing January 28, 2015	1,833,715
	790	Term Loan, 3.50%, Maturing January 28, 2015	675,102
		Herbst Gaming, Inc.
	1,923	Term Loan, 0.00%, Maturing January 2, 2014(6)	1,182,734
		Isle of Capri Casinos, Inc.
	947	Term Loan, 5.00%, Maturing November 25, 2013	897,231
	1,218	Term Loan, 5.00%, Maturing November 25, 2013	1,154,275
	3,045	Term Loan, 5.00%, Maturing November 25, 2013	2,885,686
		LodgeNet Entertainment Corp.
	822	Term Loan, 2.54%, Maturing April 4, 2014	761,831

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		New World Gaming Partners, Ltd.
	290	Term Loan, 3.05%, Maturing September 30, 2014	$282,228
	1,433	Term Loan, 3.05%, Maturing September 30, 2014	1,393,410
		Penn National Gaming, Inc.
	6,711	Term Loan, 2.10%, Maturing October 3, 2012	6,577,377
		Tropicana Entertainment, Inc.
	88	Term Loan, 15.00%, Maturing December 29, 2012	96,973
		Venetian Casino Resort/Las Vegas Sands, Inc.
	1,113	Term Loan, 2.07%, Maturing May 23, 2014	1,035,382
	4,080	Term Loan, 2.07%, Maturing May 23, 2014	3,797,107
		VML US Finance, LLC
	1,907	Term Loan, 5.04%, Maturing May 27, 2013	1,876,854

			$28,515,353

Nonferrous Metals/Minerals — 0.5%
		Compass Minerals Group, Inc.
	2,700	Term Loan, 1.93%, Maturing December 22, 2012	$2,699,961
		Euramax International, Inc.
	369	Term Loan, 10.00%, Maturing June 29, 2013	347,921
	381	Term Loan, 14.00%, Maturing June 29, 2013(3)	359,502
		Noranda Aluminum Acquisition
	916	Term Loan, 2.54%, Maturing May 18, 2014	849,954
		Novelis, Inc.
	582	Term Loan, 2.32%, Maturing July 6, 2014	558,297
	1,280	Term Loan, 2.54%, Maturing July 6, 2014	1,228,326
		Oxbow Carbon and Mineral Holdings
	1,594	Term Loan, 2.53%, Maturing May 8, 2014	1,510,986
		Tube City IMS Corp.
	2,589	Term Loan, 2.57%, Maturing January 25, 2014	2,403,191
	324	Term Loan, 2.78%, Maturing January 25, 2014	301,081

			$10,259,219

Oil and Gas — 0.5%
		Atlas Pipeline Partners, L.P.
	1,560	Term Loan, 6.75%, Maturing July 27, 2014	$1,556,643
		CGGVeritas Services, Inc.
	515	Term Loan, 5.50%, Maturing January 12, 2016	508,563
		Dresser, Inc.
	818	Term Loan, 2.70%, Maturing May 4, 2014	761,042
	2,250	Term Loan-Second Lien, 6.20%, Maturing May 4, 2015	2,111,249
		Enterprise GP Holdings, L.P.
	1,519	Term Loan, 2.78%, Maturing November 10, 2014	1,481,025
		Hercules Offshore, Inc.
	997	Term Loan, 6.00%, Maturing July 11, 2013	888,648
		Sheridan Production Partners I, LLC
	136	Term Loan, 7.50%, Maturing April 20, 2017	131,638
	222	Term Loan, 7.50%, Maturing April 20, 2017	215,516
	1,677	Term Loan, 7.50%, Maturing April 20, 2017	1,626,432

			$9,280,756

Publishing — 2.2%
		American Media Operations, Inc.
	4,187	Term Loan, 10.00%, Maturing January 30, 2013(3)	$4,024,490
		Aster Zweite Beteiligungs GmbH
	1,075	Term Loan, 2.64%, Maturing September 27, 2013	962,125
	1,194	Term Loan, 2.64%, Maturing September 27, 2013	1,069,015
	1,277	Term Loan, 2.64%, Maturing September 27, 2014	1,143,008
EUR	472	Term Loan, 2.97%, Maturing December 31, 2014	567,305
EUR	528	Term Loan, 2.97%, Maturing December 31, 2014	633,766

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		GateHouse Media Operating, Inc.
	4,186	Term Loan, 2.33%, Maturing August 28, 2014	$1,699,659
	2,949	Term Loan, 2.34%, Maturing August 28, 2014	1,197,136
	973	Term Loan, 2.59%, Maturing August 28, 2014	395,018
		Getty Images, Inc.
	2,415	Term Loan, 6.25%, Maturing July 2, 2015	2,426,404
		Hanley-Wood, LLC
	975	Term Loan, 2.73%, Maturing March 8, 2014	519,188
		Laureate Education, Inc.
	476	Term Loan, 3.74%, Maturing August 17, 2014	433,921
	3,182	Term Loan, 3.74%, Maturing August 17, 2014	2,898,768
		Local Insight Regatta Holdings, Inc.
	464	Term Loan, 6.25%, Maturing April 23, 2015	371,209
		MediaNews Group, Inc.
	236	Term Loan, 8.50%, Maturing March 19, 2014	222,517
		Mediannuaire Holding
EUR	891	Term Loan, 2.97%, Maturing October 10, 2014	834,183
EUR	890	Term Loan, 3.47%, Maturing October 9, 2015	831,623
		Merrill Communications, LLC
	1,382	Term Loan, 8.50%, Maturing December 24, 2012	1,300,739
	1,014	Term Loan-Second Lien, 14.75%, Maturing November 15, 2013(3)	842,008
		Nelson Education, Ltd.
	656	Term Loan, 3.03%, Maturing July 5, 2014	594,076
		Nielsen Finance, LLC
	8,235	Term Loan, 2.35%, Maturing August 9, 2013	7,836,750
		PagesJaunes Group, SA
EUR	1,500	Term Loan, 4.97%, Maturing April 8, 2016	1,273,830
		Penton Media, Inc.
	971	Term Loan, 5.00%, Maturing August 1, 2014(3)	691,049
		Philadelphia Newspapers, LLC
	1,039	Term Loan, 0.00%, Maturing June 29, 2013(6)	319,343
		SGS International, Inc.
	639	Term Loan, 2.88%, Maturing December 30, 2011	625,735
		Source Interlink Companies, Inc.
	1,136	Term Loan, 10.75%, Maturing June 18, 2013	1,090,909
	668	Term Loan, 15.00%, Maturing March 18, 2014(3)	420,673
		Source Media, Inc.
	2,261	Term Loan, 6.04%, Maturing November 8, 2011	2,165,074
		Star Tribune Co. (The)
	38	Term Loan, 8.00%, Maturing September 28, 2014(5)	30,985
	25	Term Loan, 8.00%, Maturing September 29, 2014(5)	18,072
		TL Acquisitions, Inc.
	1,685	Term Loan, 3.03%, Maturing July 3, 2014	1,494,807
		Tribune Co.
	2,027	Term Loan, 0.00%, Maturing June 4, 2014(6)	1,152,764
		Xsys, Inc.
EUR	1,500	Term Loan-Second Lien, 5.39%, Maturing November 1, 2014	1,727,489

			$41,813,638

Radio and Television — 1.2%
		Block Communications, Inc.
	2,006	Term Loan, 2.32%, Maturing December 22, 2011	$1,890,184
		CMP KC, LLC
	956	Term Loan, 0.00%, Maturing May 3, 2011(5)(6)	274,426
		CMP Susquehanna Corp.
	954	Revolving Loan, 1.61%, Maturing May 5, 2011(2)	796,330
	705	Term Loan, 2.38%, Maturing May 5, 2013	616,241
		Emmis Operating Co.
	1,005	Term Loan, 4.54%, Maturing November 1, 2013	863,256

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Gray Television, Inc.
	789	Term Loan, 3.85%, Maturing December 31, 2014	$742,400
		HIT Entertainment, Inc.
	1,003	Term Loan, 5.60%, Maturing June 1, 2012	941,716
		Live Nation Worldwide, Inc.
	2,843	Term Loan, 4.50%, Maturing November 7, 2016	2,806,131
		Mission Broadcasting, Inc.
	663	Term Loan, 5.00%, Maturing September 30, 2016	649,740
		NEP II, Inc.
	478	Term Loan, 2.33%, Maturing February 16, 2014	456,487
		Nexstar Broadcasting, Inc.
	1,037	Term Loan, 5.01%, Maturing September 30, 2016	1,016,260
		Raycom TV Broadcasting, LLC
	1,891	Term Loan, 1.88%, Maturing June 25, 2014	1,758,165
		Univision Communications, Inc.
	9,589	Term Loan, 2.57%, Maturing September 29, 2014	8,397,135
		Weather Channel
	1,304	Term Loan, 5.00%, Maturing September 14, 2015	1,306,965
		Young Broadcasting, Inc.
	539	Term Loan, 8.00%, Maturing June 30, 2015	545,132

			$23,060,568

Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	3,264	Term Loan, 2.22%, Maturing April 26, 2013	$3,174,240

			$3,174,240

Retailers (Except Food and Drug) — 0.8%
		American Achievement Corp.
	390	Term Loan, 6.26%, Maturing March 25, 2011	$370,819
		Amscan Holdings, Inc.
	660	Term Loan, 2.79%, Maturing May 25, 2013	624,786
		Educate, Inc.
	498	Term Loan-Second Lien, 8.51%, Maturing June 16, 2014	485,076
		Harbor Freight Tools USA, Inc.
	1,018	Term Loan, 5.02%, Maturing February 24, 2016	1,016,050
		Josten’s Corp.
	1,991	Term Loan, 2.34%, Maturing October 4, 2011	1,967,689
		Mapco Express, Inc.
	839	Term Loan, 6.75%, Maturing April 28, 2011	818,082
		Neiman Marcus Group, Inc.
	1,892	Term Loan, 2.47%, Maturing April 5, 2013	1,788,065
		Orbitz Worldwide, Inc.
	1,849	Term Loan, 3.42%, Maturing July 25, 2014	1,738,575
		Oriental Trading Co., Inc.
	1,900	Term Loan-Second Lien, 0.00%, Maturing January 31, 2014(6)	332,500
		Rent-A-Center, Inc.
	55	Term Loan, 2.18%, Maturing June 30, 2012	54,780
	971	Term Loan, 3.54%, Maturing March 31, 2015	961,280
		Savers, Inc.
	1,372	Term Loan, 5.75%, Maturing March 11, 2016	1,378,420
		Vivarte
EUR	32	Term Loan, 2.53%, Maturing March 9, 2015	34,766
EUR	126	Term Loan, 2.53%, Maturing March 9, 2015	135,199
EUR	807	Term Loan, 2.53%, Maturing March 9, 2015	868,367
EUR	807	Term Loan, 3.03%, Maturing March 8, 2016	868,367
EUR	32	Term Loan, 3.03%, Maturing May 29, 2016	34,766
EUR	126	Term Loan, 3.03%, Maturing May 29, 2016	135,199

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Yankee Candle Company, Inc. (The)
	2,701	Term Loan, 2.32%, Maturing February 6, 2014	$2,585,576

			$16,198,362

Steel — 0.1%
		Niagara Corp.
	2,027	Term Loan, 10.50%, Maturing June 29, 2014(3)(5)	$1,925,586

			$1,925,586

Surface Transport — 0.2%
		Oshkosh Truck Corp.
	388	Term Loan, 6.54%, Maturing December 6, 2013	$389,780
		Swift Transportation Co., Inc.
	500	Term Loan, 8.25%, Maturing May 6, 2012	481,042
	3,341	Term Loan, 8.25%, Maturing May 9, 2014	3,260,384

			$4,131,206

Telecommunications — 1.5%
		Asurion Corp.
	2,432	Term Loan, 3.36%, Maturing July 3, 2014	$2,333,684
	1,000	Term Loan-Second Lien, 6.84%, Maturing July 3, 2015	981,964
		BCM Luxembourg, Ltd.
EUR	1,827	Term Loan, 2.52%, Maturing September 30, 2014	1,970,988
EUR	1,828	Term Loan, 2.77%, Maturing September 30, 2015	1,971,390
EUR	2,500	Term Loan-Second Lien, 4.89%, Maturing March 31, 2016	2,321,237
		CommScope, Inc.
	1,369	Term Loan, 3.03%, Maturing December 26, 2014	1,337,852
		Intelsat Corp.
	2,191	Term Loan, 3.03%, Maturing January 3, 2014	2,072,440
	2,191	Term Loan, 3.03%, Maturing January 3, 2014	2,072,440
	2,192	Term Loan, 3.03%, Maturing January 3, 2014	2,073,078
		Intelsat Subsidiary Holding Co.
	1,251	Term Loan, 3.03%, Maturing July 3, 2013	1,190,512
		IPC Systems, Inc.
GBP	1,421	Term Loan, 2.99%, Maturing May 31, 2014	1,993,613
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071	Term Loan, 2.58%, Maturing December 1, 2014	1,382,856
		NTelos, Inc.
	993	Term Loan, 5.75%, Maturing August 7, 2015	994,981
		Trilogy International Partners
	1,725	Term Loan, 4.03%, Maturing June 29, 2012	1,699,125
		Windstream Corp.
	3,920	Term Loan, 3.24%, Maturing December 17, 2015	3,885,809

			$28,281,969

Utilities — 1.1%
		AEI Finance Holding, LLC
	505	Revolving Loan, 3.53%, Maturing March 30, 2012	$471,471
	3,352	Term Loan, 3.53%, Maturing March 30, 2014	3,130,923
		Astoria Generating Co.
	1,250	Term Loan-Second Lien, 4.29%, Maturing August 23, 2013	1,191,146
		Calpine Corp.
	3,161	DIP Loan, 3.42%, Maturing March 29, 2014	3,007,254
		Electricinvest Holding Co.
GBP	840	Term Loan, 5.07%, Maturing October 24, 2012	1,033,050
EUR	834	Term Loan-Second Lien, 5.12%, Maturing October 24, 2012	854,598
		Mirant North America, LLC
	612	Term Loan, 2.07%, Maturing January 3, 2013	607,205
		NRG Energy, Inc.
	1	Term Loan, 2.18%, Maturing February 1, 2013	1,102
	952	Term Loan, 2.28%, Maturing February 1, 2013	915,468

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
2,993	Term Loan, 3.68%, Maturing August 31, 2015	$2,919,750
3,579	Term Loan, 3.78%, Maturing August 31, 2015	3,517,979
	Pike Electric, Inc.
383	Term Loan, 2.13%, Maturing July 2, 2012	361,297
289	Term Loan, 2.13%, Maturing December 10, 2012	272,196
	TXU Texas Competitive Electric Holdings Co., LLC
3,063	Term Loan, 3.85%, Maturing October 10, 2014	2,376,030
1,118	Term Loan, 3.98%, Maturing October 10, 2014	870,535

		$21,530,004

Total Senior Floating-Rate Interests (identified cost $837,513,032)		$790,197,560

Corporate Bonds & Notes — 46.8%

Principal
Amount
(000’s omitted)	Security	Value
Air Transport — 0.1%
	Southwest Airlines Co., Sr. Notes
$850	5.75%, 12/15/16	$912,161
	United Air Lines, Inc., Sr. Notes
290	9.875%, 8/1/13(8)	312,475

		$1,224,636

Automotive — 1.6%
	Accuride Corp.
$1,580	9.50%, 8/1/18(8)	$1,619,500
	Affinia Group, Inc., Sr. Notes
665	10.75%, 8/15/16(8)	744,800
	Allison Transmission, Inc.
285	11.00%, 11/1/15(8)	307,800
3,599	11.25%, 11/1/15(3)(8)	3,886,596
	American Axle & Manufacturing Holdings, Inc.
1,055	5.25%, 2/11/14	957,412
	American Axle & Manufacturing Holdings, Inc., Sr. Notes
1,305	9.25%, 1/15/17(8)	1,412,662
1,815	7.875%, 3/1/17	1,697,025
	ArvinMeritor, Inc.
1,170	8.125%, 9/15/15	1,181,700
	Commercial Vehicle Group, Inc., Sr. Notes
1,570	8.00%, 7/1/13	1,338,425
	Goodyear Tire & Rubber Co. (The), Sr. Notes
3,240	10.50%, 5/15/16	3,645,000
	Lear Corp.
600	7.875%, 3/15/18	627,000
745	8.125%, 3/15/20	778,525
	Navistar International Corp.
4,270	8.25%, 11/1/21	4,536,875
	Sonic Automotive, Inc., Sr. Sub. Notes
455	9.00%, 3/15/18(8)	469,788
	Tenneco Automotive, Inc., Series B
6,073	10.25%, 7/15/13	6,224,825
	Tenneco, Inc., Sr. Notes
630	7.75%, 8/15/18	641,025
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	1,009,800

		$31,078,758

Principal
Amount
(000’s omitted)	Security	Value
Banks and Thrifts — 1.6%
	Capital One Capital IV, Variable Rate
$2,000	6.745%, 2/17/37	$1,855,000
	Citigroup, Inc.
3,500	5.00%, 9/15/14	3,571,848
	Discover Bank
1,500	7.00%, 4/15/20	1,599,743
	General Motors Acceptance Corp.
4,500	8.30%, 2/12/15(8)	4,747,500
2,450	8.00%, 12/31/18	2,391,813
	Goldman Sachs Group, Inc.
2,500	5.625%, 1/15/17	2,581,965
	Macquarie Group, Ltd., Sr. Notes
3,665	6.00%, 1/14/20(8)	3,858,017
	Manufacturers & Traders Trust Co., Variable Rate
1,900	5.629%, 12/1/21	1,803,395
	Merrill Lynch & Co., Inc., Sr. Sub Notes
2,750	6.05%, 5/16/16	2,892,224
	Morgan Stanley, Sr. Notes
1,600	5.50%, 1/26/20	1,610,627
	Royal Bank of Scotland Group PLC
545	4.875%, 3/16/15	563,922
	Standard Chartered Bank, Sr. Notes
2,275	6.40%, 9/26/17(8)	2,538,795

		$30,014,849

Broadcast Radio and Television — 1.3%
	Clear Channel Communications, Inc., Sr. Notes
$1,530	7.65%, 9/15/10	$1,530,000
10,180	6.25%, 3/15/11	10,027,300
695	4.40%, 5/15/11	663,725
	Clear Channel Worldwide Holdings, Inc.
1,550	9.25%, 12/15/17(8)	1,635,250
	Rainbow National Services, LLC, Sr. Sub. Notes
1,470	10.375%, 9/1/14(8)	1,536,150
	Sirius XM Radio, Inc., Sr. Notes
1,665	9.75%, 9/1/15(8)	1,823,175
	XM Satellite Radio Holdings, Inc.
3,700	13.00%, 8/1/13(8)	4,208,750
	XM Satellite Radio Holdings, Inc., Sr. Notes
2,745	11.25%, 6/15/13(8)	2,998,912

		$24,423,262

Brokers, Dealers and Investment Houses — 0.3%
	BP Capital Markets PLC
$165	3.125%, 3/10/12	$162,340
	Raymond James Financial, Inc., Sr. Notes
1,605	8.60%, 8/15/19	1,897,075
	SSI Investments II, Sr. Notes
2,970	11.125%, 6/1/18(8)	3,137,062

		$5,196,477

Building and Development — 0.6%
	CB Richard Ellis Service, Inc., Sr. Sub. Notes
$4,320	11.625%, 6/15/17	$4,914,000
	Interface, Inc., Sr. Notes
850	11.375%, 11/1/13(8)	964,750
	Masco Corp., Sr. Notes
850	7.125%, 3/15/20	867,068

Principal
Amount
(000’s omitted)	Security	Value
	Ply Gem Industries, Inc., Sr. Notes
$1,095	11.75%, 6/15/13	$1,168,913
	Texas Industries, Inc., Sr. Notes
1,715	7.25%, 7/15/13	1,753,587
	Toll Brothers Finance Corp.
1,500	6.75%, 11/1/19	1,543,905

		$11,212,223

Business Equipment and Services — 3.1%
	ACCO Brands Corp.
$1,485	7.625%, 8/15/15	$1,433,025
	ACCO Brands Corp., Sr. Notes
1,600	10.625%, 3/15/15(8)	1,784,000
	Brocade Communications Systems, Inc., Sr. Notes
700	6.625%, 1/15/18(8)	717,500
890	6.875%, 1/15/20(8)	914,475
	Education Management, LLC, Sr. Notes
7,805	8.75%, 6/1/14	7,795,244
	Education Management, LLC, Sr. Sub. Notes
1,161	10.25%, 6/1/16	1,201,635
	KAR Holdings, Inc.
350	8.75%, 5/1/14	364,000
	Live Nation Entertainment, Inc., Sr. Notes
640	8.125%, 5/15/18(8)	611,200
	MDC Partners, Inc.
1,510	11.00%, 11/1/16	1,653,450
	MediMedia USA, Inc., Sr. Sub. Notes
2,515	11.375%, 11/15/14(8)	2,288,650
	Muzak, LLC/Muzak Finance, Sr. Notes
3,316	15.00%, 7/31/14(3)	2,602,709
	Quintiles Transnational Corp., Sr. Notes
830	9.50%, 12/30/14(3)(8)	850,750
	RSC Equipment Rental, Inc.
1,525	10.25%, 11/15/19(8)	1,566,938
	RSC Equipment Rental, Inc., Sr. Notes
1,030	9.50%, 12/1/14	1,063,475
4,215	10.00%, 7/15/17(8)	4,699,725
	ServiceMaster Co. (The)
2,000	10.75%, 7/15/15(3)(8)	2,107,500
	Sitel LLC/Sitel Finance Corp., Sr. Notes
915	11.50%, 4/1/18(8)	736,575
	SunGard Data Systems, Inc., Sr. Notes
11,035	10.625%, 5/15/15	12,276,437
	Ticketmaster Entertainment, Inc.
3,860	10.75%, 8/1/16	4,110,900
	Trans Union LLC/TransUnion Financing Corp.
2,160	11.375%, 6/15/18(8)	2,327,400
	United Rentals North America, Inc.
1,255	7.75%, 11/15/13	1,267,550
3,055	10.875%, 6/15/16	3,391,050
	West Corp.
4,710	9.50%, 10/15/14	4,839,525

		$60,603,713

Cable and Satellite Television — 0.6%
	Cablevision Systems Corp., Sr. Notes
$740	8.625%, 9/15/17(8)	$798,275
2,555	7.75%, 4/15/18	2,676,362

Principal
Amount
(000’s omitted)	Security	Value
	CCO Holdings, LLC/CCO Capital Corp.
$745	7.875%, 4/30/18(8)	$784,113
2,035	8.125%, 4/30/20(8)	2,162,187
	Kabel Deutschland GmbH
470	10.625%, 7/1/14	491,738
	National Cable PLC, Sr. Notes
3,270	9.125%, 8/15/16	3,531,600
	Time Warner Cable, Inc.
1,055	8.75%, 2/14/19	1,359,741

		$11,804,016

Chemicals and Plastics — 1.8%
	Ashland, Inc.
$2,325	9.125%, 6/1/17(8)	$2,653,406
	BWAY Holding Co.
1,550	10.00%, 6/15/18(8)	1,650,750
	CF Industries, Inc., Sr. Notes
2,990	6.875%, 5/1/18	3,146,975
2,230	7.125%, 5/1/20	2,386,100
	CII Carbon, LLC
2,420	11.125%, 11/15/15(8)	2,492,600
	INEOS Finance PLC, Sr. Notes
2,560	9.00%, 5/15/15(8)	2,624,000
	INEOS Group Holdings PLC, Sr. Sub. Notes
4,190	8.50%, 2/15/16(8)	3,488,175
	LBI Escrow Corp., Sr. Notes
4,470	8.00%, 11/1/17(8)	4,710,263
	Nalco Co., Sr. Notes
1,975	8.25%, 5/15/17(8)	2,133,000
	Nova Chemicals Corp., Sr. Notes
1,960	8.375%, 11/1/16(8)	2,016,350
	Reichhold Industries, Inc., Sr. Notes
5,905	9.00%, 8/15/14(8)	5,373,550
	Scotts Miracle-Gro Co. (The)
565	7.25%, 1/15/18	578,419
	Solutia, Inc.
1,725	8.75%, 11/1/17	1,888,875
	Wellman Holdings, Inc., Sr. Sub. Notes
256	5.00%, 1/29/19(5)	76,037

		$35,218,500

Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
$560	8.875%, 4/1/16	$590,800
	Oxford Industries, Inc., Sr. Notes
2,515	11.375%, 7/15/15	2,829,375
	Perry Ellis International, Inc., Sr. Sub. Notes
4,330	8.875%, 9/15/13	4,427,425

		$7,847,600

Conglomerates — 0.4%
	Amsted Industries, Inc., Sr. Notes
$3,220	8.125%, 3/15/18(8)	$3,316,600
	Manitowoc Co., Inc. (The)
800	9.50%, 2/15/18	820,000
	RBS Global & Rexnord Corp.
1,775	11.75%, 8/1/16	1,908,125
	Textron, Inc., Sr. Notes
815	7.25%, 10/1/19	943,039

Principal
Amount
(000’s omitted)	Security	Value
	Tyco International Finance
$1,050	8.50%, 1/15/19	$1,374,030

		$8,361,794

Containers and Glass Products — 0.4%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$3,240	8.50%, 8/1/14	$2,640,600
	Reynolds Group Holdings, Inc., Sr. Notes
3,705	8.50%, 5/15/18(8)	3,825,412
	Solo Cup Co., Sr. Notes
1,680	10.50%, 11/1/13	1,764,000

		$8,230,012

Diversified Financial Services — 0.4%
	CIT Group, Inc., Sr. Notes
$1,570	7.00%, 5/1/14	$1,534,675
3,710	7.00%, 5/1/17	3,515,225
	General Electric Capital Corp., Sr. Notes
2,000	5.625%, 5/1/18	2,184,570
	JPMorgan Chase & Co., Sr. Notes
740	6.30%, 4/23/19	841,710

		$8,076,180

Diversified Media — 0.5%
	Catalina Marketing Corp.
$3,255	10.50%, 10/1/15(8)	$3,466,575
3,790	11.625%, 10/1/17(8)	4,121,625
	Interpublic Group Cos., Inc.
1,440	10.00%, 7/15/17	1,677,600
	Lamar Media Corp., Sr. Sub. Notes
450	7.875%, 4/15/18(8)	466,875

		$9,732,675

Drugs — 0.2%
	Patheon, Inc., Sr. Notes
$1,185	8.625%, 4/15/17(8)	$1,189,444
	Valeant Pharmaceuticals International
1,795	8.375%, 6/15/16	2,037,325
	Valeant Pharmaceuticals International, Sr. Notes
1,025	7.625%, 3/15/20(8)	1,224,875

		$4,451,644

Ecological Services and Equipment — 0.1%
	Casella Waste Systems, Inc., Sr. Notes
$845	11.00%, 7/15/14(8)	$926,331
	Environmental Systems Product Holdings, Inc., Jr. Notes
175	18.00%, 3/31/15(3)(5)	104,791

		$1,031,122

Electronics/Electrical — 0.9%
	Advanced Micro Devices, Inc
$1,670	8.125%, 12/15/17	$1,761,850
	Advanced Micro Devices, Inc., Sr. Notes
630	7.75%, 8/1/20(8)	639,450
	Amkor Technologies, Inc., Sr. Notes
3,845	9.25%, 6/1/16	4,114,150
	NXP BV/NXP Funding, LLC
4,805	9.50%, 10/15/15	4,720,912
	NXP BV/NXP Funding, LLC, Sr. Notes
390	9.75%, 8/1/18(8)	412,425

Principal
Amount
(000’s omitted)	Security	Value
	NXP BV/NXP Funding, LLC, Variable Rate
$1,025	3.053%, 10/15/13	$972,469
	Spectrum Brands Holdings, Inc., Sr. Notes
4,845	9.50%, 6/15/18(8)	5,117,531

		$17,738,787

Equipment Leasing — 0.3%
	Avis Budget Group, Inc.
$1,950	9.625%, 3/15/18(8)	$2,042,625
	Hertz Corp.
2,465	8.875%, 1/1/14	2,551,275
1,155	10.50%, 1/1/16	1,232,963

		$5,826,863

Financial Intermediaries — 0.9%
	Ford Motor Credit Co., Sr. Notes
$2,310	7.50%, 8/1/12	$2,416,521
3,380	12.00%, 5/15/15	4,026,672
6,465	8.00%, 12/15/16	6,909,372
1,530	8.125%, 1/15/20	1,639,214
	Janus Capital Group, Inc., Sr. Notes
2,000	6.95%, 6/15/17	2,055,990

		$17,047,769

Financial Services — 0.1%
	FMR, LLC
$1,105	7.49%, 6/15/19(8)	$1,302,143

		$1,302,143

Food Products — 1.0%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
$1,745	15.00%, 5/15/17(8)	$1,587,950
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
2,690	10.75%, 5/15/16(8)	2,760,613
	Bunge, Ltd. Finance Corp.
1,200	8.50%, 6/15/19	1,452,811
	Dole Foods Co., Sr. Notes
2,103	13.875%, 3/15/14	2,544,630
	Michael Foods, Inc., Sr. Notes
3,170	9.75%, 7/15/18(8)	3,344,350
	Pinnacle Foods Finance, LLC
300	9.25%, 4/1/15(8)	311,625
195	10.625%, 4/1/17	209,138
	Pinnacle Foods Finance, LLC, Sr. Notes
300	9.25%, 4/1/15	311,625
	Ralcorp Holdings, Inc., Sr. Notes
880	4.95%, 8/15/20	898,455
	Smithfield Foods, Inc., Sr. Notes
3,625	7.00%, 8/1/11	3,706,562
125	7.75%, 5/15/13	125,938
2,600	10.00%, 7/15/14(8)	2,918,500

		$20,172,197

Food Service — 0.5%
	NPC International, Inc., Sr. Sub. Notes
$4,370	9.50%, 5/1/14	$4,435,550
	U.S. Foodservice, Inc., Sr. Notes
5,785	10.75%, 6/30/15(8)	5,900,700

		$10,336,250

Principal
Amount
(000’s omitted)	Security	Value
Food/Drug Retailers — 0.9%
	General Nutrition Center, Sr. Notes, Variable Rate
$11,060	5.75%, 3/15/14(3)	$10,672,900
	General Nutrition Center, Sr. Sub. Notes
6,905	10.75%, 3/15/15	7,043,100

		$17,716,000

Forest Products — 0.4%
	Boise Paper Holdings, LLC
$605	8.00%, 4/1/20(8)	$629,200
	Domtar Corp., Sr. Notes
2,995	10.75%, 6/1/17	3,706,313
	Verso Paper Holdings, LLC/Verso Paper, Inc.
870	11.375%, 8/1/16	806,925
	Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes
2,440	9.125%, 8/1/14	2,452,200

		$7,594,638

Health Care — 4.4%
	Accellent, Inc.
$3,365	10.50%, 12/1/13	$3,407,063
	Accellent, Inc., Sr. Notes
2,910	8.375%, 2/1/17(8)	2,960,925
	Alere, Inc.
1,860	9.00%, 5/15/16	1,897,200
	Alere, Inc., Sr. Notes
3,335	7.875%, 2/1/16	3,351,675
	American Renal Holdings, Sr. Notes
600	8.375%, 5/15/18(8)	612,750
	Apria Healthcare Group, Inc., Sr. Notes
410	12.375%, 11/1/14(8)	442,800
	Biomet, Inc.
3,415	10.375%, 10/15/17(3)	3,799,187
11,485	11.625%, 10/15/17	12,934,981
	Capella Healthcare, Inc.
3,195	9.25%, 7/1/17(8)	3,346,763
	DJO Finance, LLC/DJO Finance Corp.
5,070	10.875%, 11/15/14	5,469,262
	Fresenius US Finance II, Inc., Sr. Notes
1,400	9.00%, 7/15/15(8)	1,575,000
	HCA, Inc.
2,115	9.25%, 11/15/16	2,289,488
540	9.625%, 11/15/16(3)	584,550
3,585	9.875%, 2/15/17	3,988,312
	HCA, Inc., Sr. Notes
2,955	7.25%, 9/15/20(8)	3,139,688
	Hillenbrand, Inc., Sr. Notes
1,800	5.50%, 7/15/20	1,836,524
	inVentiv Health, Inc., Sr. Notes
1,100	10.00%, 8/15/18(8)	1,119,250
	MultiPlan, Inc., Sr. Sub. Notes
6,200	10.375%, 4/15/16(8)	6,851,000
	Mylan Inc
360	7.625%, 7/15/17(8)	384,300
	National Mentor Holdings, Inc.
3,945	11.25%, 7/1/14	3,925,275
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,197,800
	Rural/Metro Corp., Sr. Disc. Notes
2,335	12.75%, 3/15/16	2,498,450

Principal
Amount
(000’s omitted)	Security	Value
	US Oncology, Inc.
$5,350	10.75%, 8/15/14	$5,577,375
	US Oncology, Inc., Sr. Notes
4,235	9.125%, 8/15/17	4,504,981
	Viant Holdings, Inc.
4,727	10.125%, 7/15/17(8)	5,672,400

		$84,366,999

Home Furnishings — 0.3%
	Fortune Brands, Inc., Sr. Notes
$1,100	5.375%, 1/15/16	$1,192,652
	Libbey Glass, Inc., Sr. Notes
2,985	10.00%, 2/15/15(8)	3,193,950
	Sealy Mattress Co., Sr. Notes
1,494	10.875%, 4/15/16(8)	1,680,750

		$6,067,352

Industrial Equipment — 0.8%
	Cameron International Corp., Sr. Notes
$1,960	6.375%, 7/15/18	$2,111,992
	CEVA Group PLC, Sr. Notes
1,250	11.625%, 10/1/16(8)	1,340,625
3,115	11.50%, 4/1/18(8)	3,270,750
	Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15	2,245,950
	ESCO Corp., Sr. Notes
1,660	8.625%, 12/15/13(8)	1,655,850
	Terex Corp., Sr. Notes
3,710	10.875%, 6/1/16	4,127,375

		$14,752,542

Insurance — 0.7%
	Aflac, Inc., Sr. Notes
$2,000	8.50%, 5/15/19	$2,464,130
	Alliant Holdings I, Inc.
1,955	11.00%, 5/1/15(8)	2,013,650
	General American Life Insurance Co.
2,200	7.625%, 1/15/24(8)	2,554,396
	Hub International Holdings, Inc., Sr. Notes
1,825	9.00%, 12/15/14(8)	1,779,375
	Lincoln National Corp., Sr. Notes
1,400	7.00%, 3/15/18	1,555,517
	PartnerRe Finance B, LLC
1,075	5.50%, 6/1/20	1,070,558
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,380	4.311%, 11/15/14(8)	1,166,100

		$12,603,726

Leisure Goods/Activities/Movies — 1.8%
	AMC Entertainment, Inc.
$13,080	11.00%, 2/1/16	$14,061,000
	AMC Entertainment, Inc., Sr. Notes
1,145	8.75%, 6/1/19	1,207,975
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 12/31/49(5)(6)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	0.00%, 12/31/49(5)(6)(8)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
5,195	9.505%, 8/15/14	4,298,862

Principal
Amount
(000’s omitted)	Security	Value
	MU Finance PLC, Sr. Notes
$2,195	8.375%, 2/1/17(8)	$2,162,075
	Royal Caribbean Cruises, Sr. Notes
2,205	7.00%, 6/15/13	2,265,638
1,400	6.875%, 12/1/13	1,431,500
660	7.25%, 6/15/16	669,900
1,680	7.25%, 3/15/18	1,684,200
	Universal City Development Partners, Ltd., Sr. Notes
3,345	8.875%, 11/15/15(8)	3,462,075
	Universal City Development Partners, Ltd., Sr. Sub. Notes
3,935	10.875%, 11/15/16(8)	4,249,800

		$35,493,025

Lodging and Casinos — 3.6%
	Buffalo Thunder Development Authority
$4,300	9.375%, 12/15/49(6)(8)	$795,500
	CCM Merger, Inc.
1,625	8.00%, 8/1/13(8)	1,503,125
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	4.123%, 11/15/12(8)	1,986,600
	Fontainebleau Las Vegas Casino, LLC
9,180	10.25%, 6/15/15(6)(8)	68,850
	Harrah’s Operating Co., Inc.
7,755	5.625%, 6/1/15	5,409,112
	Harrah’s Operating Co., Inc., Sr. Notes
4,615	11.25%, 6/1/17(8)	5,007,275
3,035	12.75%, 4/15/18(8)	2,966,712
	Inn of the Mountain Gods, Sr. Notes
5,615	12.00%, 11/15/49(6)	2,442,525
	Majestic HoldCo, LLC
1,540	12.50%, 10/15/11(6)(8)	38,500
	MCE Finance, Ltd., Sr. Notes
2,205	10.25%, 5/15/18(8)	2,356,594
	MGM Mirage, Inc.
4,400	8.50%, 9/15/10	4,422,000
7,640	8.375%, 2/1/11	7,716,400
	MGM Mirage, Inc., Sr. Notes
1,655	10.375%, 5/15/14(8)	1,837,050
1,715	11.125%, 11/15/17(8)	1,955,100
755	9.00%, 3/15/20(8)	796,525
	Midwest Gaming Borrower, LLC/Midwest Finance Corp., Sr. Notes
955	11.625%, 4/15/16(8)	969,325
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
4,830	8.00%, 4/1/12	4,153,800
3,375	7.125%, 8/15/14	2,345,625
4,550	6.875%, 2/15/15	3,003,000
	Peninsula Gaming, LLC
495	8.375%, 8/15/15(8)	517,275
2,235	10.75%, 8/15/17(8)	2,335,575
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
1,195	7.50%, 6/15/15	1,165,125
	San Pasqual Casino
1,215	8.00%, 9/15/13(8)	1,184,625
	Seminole Hard Rock Entertainment, Variable Rate
2,010	3.037%, 3/15/14(8)	1,763,775
	Starwood Hotels & Resorts Worldwide, Inc.
1,300	6.75%, 5/15/18	1,335,750
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,565	9.00%, 11/15/15(8)	3,212,956

Principal
Amount
(000’s omitted)	Security	Value
	Waterford Gaming, LLC, Sr. Notes
$4,968	8.625%, 9/15/14(5)(8)	$3,965,458
	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.
3,165	7.75%, 8/15/20(8)	3,224,344

		$68,478,501

Nonferrous Metals/Minerals — 1.5%
	Arch Coal, Inc., Sr. Notes
$980	8.75%, 8/1/16(8)	$1,055,950
	Consol Energy, Inc.
1,785	8.00%, 4/1/17(8)	1,905,488
1,495	8.25%, 4/1/20(8)	1,614,600
	FMG Finance PTY, Ltd.
8,435	10.625%, 9/1/16(8)	9,658,075
	Novelis, Inc./GA, Sr. Notes
1,000	11.50%, 2/15/15(8)	1,130,000
	Patriot Coal Corp.
780	8.25%, 4/30/18	771,225
	Rio Tinto Finance USA, Ltd.
700	9.00%, 5/1/19	938,519
	Teck Resources, Ltd., Sr. Notes
2,145	10.25%, 5/15/16	2,598,374
7,845	10.75%, 5/15/19	9,811,592

		$29,483,823

Oil and Gas — 4.1%
	Antero Resources Finance., Sr. Notes
$680	9.375%, 12/1/17	$712,300
	Berry Petroleum Co., Sr. Notes
2,435	10.25%, 6/1/14	2,702,850
	Bill Barrett Corp.
505	9.875%, 7/15/16	554,238
	Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes
2,785	9.00%, 4/1/15(8)	2,868,550
	Compton Petroleum Finance Corp.
2,450	7.625%, 12/1/13	2,128,437
	Continental Resources, Inc.
305	7.375%, 10/1/20(8)	311,100
	Denbury Resources, Inc.
1,674	8.25%, 2/15/20	1,795,365
	Denbury Resources, Inc., Sr. Sub. Notes
1,315	7.50%, 12/15/15	1,357,737
3,285	9.75%, 3/1/16	3,634,031
	El Paso Corp.
2,055	8.25%, 2/15/16	2,245,087
	El Paso Corp., Sr. Notes
3,220	9.625%, 5/15/12	3,483,274
	El Paso Tennessee Pipeline Co., Sr. Notes
3,860	7.25%, 12/15/25	3,614,380
	Energy Transfer Partners LP, Sr. Notes
2,100	9.70%, 3/15/19	2,646,981
	Forbes Energy Services, Sr. Notes
4,485	11.00%, 2/15/15	4,047,712
	Forest Oil Corp.
410	7.25%, 6/15/19	417,175
	Holly Corp.
1,435	9.875%, 6/15/17(8)	1,501,369
	McJunkin Red Man Corp., Sr. Notes
2,045	9.50%, 12/15/16(8)	2,024,550

Principal
Amount
(000’s omitted)	Security	Value
	OPTI Canada, Inc., Sr. Notes
$1,860	7.875%, 12/15/14	$1,618,200
1,975	8.25%, 12/15/14	1,725,656
	Overseas Shipholding Group, Inc., Sr. Notes
1,490	8.125%, 3/30/18	1,519,800
	Petrobras International Finance Co.
1,906	7.875%, 3/15/19	2,305,633
	Petroleum Development Corp., Sr. Notes
1,870	12.00%, 2/15/18	1,991,550
	Petroplus Finance, Ltd.
430	6.75%, 5/1/14(8)	389,150
2,705	7.00%, 5/1/17(8)	2,326,300
	Petroplus Finance, Ltd., Sr. Notes
4,260	9.375%, 9/15/19(8)	3,855,300
	Quicksilver Resources, Inc.
1,750	7.125%, 4/1/16	1,723,750
	Quicksilver Resources, Inc., Sr. Notes
3,515	11.75%, 1/1/16	4,094,975
	Rosetta Resources, Inc.
1,115	9.50%, 4/15/18(8)	1,156,813
	Rowan Cos., Inc., Sr. Notes
990	7.875%, 8/1/19	1,106,243
	SESI, LLC, Sr. Notes
690	6.875%, 6/1/14	693,450
	Shell International Finance BV
1,070	4.30%, 9/22/19	1,126,629
	Southwestern Energy Co., Sr. Notes
4,200	7.50%, 2/1/18	4,725,000
	Transocean, Inc.
1,775	1.50%, 12/15/37	1,641,875
	United Refining Co., Sr. Notes
11,495	10.50%, 8/15/12	10,532,294

		$78,577,754

Publishing — 1.6%
	Laureate Education, Inc.
$8,540	10.00%, 8/15/15(8)	$8,625,400
4,222	10.25%, 8/15/15(3)(8)	4,197,474
8,000	11.75%, 8/15/17(8)	8,360,000
	Local Insight Regatta Holdings, Inc.
890	11.00%, 12/1/17	540,675
	Nielsen Finance, LLC
5,250	10.00%, 8/1/14	5,499,375
2,490	11.50%, 5/1/16	2,807,475
905	12.50%, (0.00% until 8/1/11), 8/1/16	886,900
	Nielsen Finance, LLC, Sr. Notes
300	11.625%, 2/1/14	338,250

		$31,255,549

Radio and Television — 0.2%
	WMG Acquisition Corp., Sr. Notes
$2,980	9.50%, 6/15/16	$3,255,650

		$3,255,650

Rail Industries — 0.6%
	American Railcar Industry, Sr. Notes
$2,020	7.50%, 3/1/14	$1,989,700
	Greenbrier Cos., Inc.
160	8.375%, 5/15/15	154,800

Principal
Amount
(000’s omitted)	Security	Value
	Kansas City Southern Mexico, Sr. Notes
$47	9.375%, 5/1/12	$48,293
2,530	7.625%, 12/1/13	2,624,875
1,055	7.375%, 6/1/14	1,094,562
4,000	8.00%, 6/1/15	4,285,000
500	8.00%, 2/1/18(8)	532,500

		$10,729,730

Real Estate Investment Trusts (REITs) — 0.1%
	Developers Diversified Realty Corp., Sr. Notes
$950	9.625%, 3/15/16	$1,041,690
470	7.50%, 4/1/17	465,952

		$1,507,642

Retailers (Except Food and Drug) — 3.3%
	Amscan Holdings, Inc., Sr. Sub. Notes
$6,135	8.75%, 5/1/14	$6,104,325
	Express, LLC/Express Finance Corp., Sr. Notes
4,700	8.75%, 3/1/18(8)	4,911,500
	Limited Brands, Inc.
3,325	8.50%, 6/15/19	3,715,688
	Michaels Stores, Inc.
2,950	13.00%, (0.00% until 11/1/11), 11/1/16	2,714,000
	Neiman Marcus Group, Inc.
6,190	9.00%, 10/15/15(3)	6,367,652
	Phillips-Van Heusen Corp., Sr. Notes
3,085	7.75%, 11/15/23	3,399,457
	Sally Holdings, LLC, Sr. Notes
14,490	10.50%, 11/15/16	15,866,550
	Toys ‘‘R” Us
6,435	7.625%, 8/1/11	6,644,137
5,305	7.875%, 4/15/13	5,464,150
6,740	10.75%, 7/15/17(8)	7,641,475
	Yankee Acquisition Corp.
740	9.75%, 2/15/17	773,300

		$63,602,234

Steel — 0.1%
	AK Steel Corp.
$1,240	7.625%, 5/15/20	$1,250,850
	RathGibson, Inc., Sr. Notes
4,915	11.25%, 2/15/14(6)	86,013
	United States Steel Corp., Sr. Notes
750	7.375%, 4/1/20	755,625

		$2,092,488

Surface Transport — 0.1%
	Swift Transportation Co., Inc., Sr. Notes
$1,625	12.50%, 5/15/17(8)	$1,608,750
	Teekay Corp., Sr. Notes
1,110	8.50%, 1/15/20	1,171,050

		$2,779,800

Technology — 0.1%
	International Game Technology, Sr. Notes
$1,646	7.50%, 6/15/19	$1,926,673

		$1,926,673

Principal
Amount
(000’s omitted)	Security	Value
Telecommunications — 4.4%
	America Movil SAB de CV
$2,000	5.625%, 11/15/17	$2,245,652
	Avaya, Inc., Sr. Notes
6,453	10.125%, 11/1/15(3)	6,112,004
	British Telecommunications PLC, Sr. Notes
915	5.95%, 1/15/18	979,971
	Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes
985	12.00%, 12/1/15(8)	1,036,713
	Digicel Group, Ltd., Sr. Notes
4,660	12.00%, 4/1/14(8)	5,312,400
10,841	9.125%, 1/15/15(3)(8)	11,003,615
1,290	8.25%, 9/1/17(8)	1,325,475
	Intelsat Bermuda, Ltd.
14,205	11.25%, 6/15/16	15,412,425
	Intelsat Jackson Holdings, Ltd.
825	11.50%, 6/15/16	895,125
	Intelsat Subsidiary Holdings Co., Ltd.
680	8.875%, 1/15/15(8)	705,500
	NII Capital Corp.
3,490	10.00%, 8/15/16(8)	3,873,900
	Qwest Communications International, Inc.
3,930	7.50%, 2/15/14	4,047,900
	Qwest Corp., Sr. Notes, Variable Rate
1,000	3.507%, 6/15/13	1,015,000
	SBA Telecommunications, Inc.
1,475	8.00%, 8/15/16(8)	1,593,000
985	8.25%, 8/15/19(8)	1,083,500
	Sprint Capital Corp.
5,320	6.90%, 5/1/19	5,100,550
585	6.875%, 11/15/28	511,875
	Telecom Italia Capital SA
950	7.175%, 6/18/19	1,075,855
	Telefonica Emisiones SAU
900	5.877%, 7/15/19	997,137
	Telesat Canada/Telesat, LLC, Sr. Notes
3,305	11.00%, 11/1/15	3,800,750
	Telesat Canada/Telesat, LLC, Sr. Sub. Notes
6,830	12.50%, 11/1/17	7,991,100
	Wind Acquisition Finance SA, Sr. Notes
4,010	11.75%, 7/15/17(8)	4,280,675
	Windstream Corp.
4,800	8.125%, 9/1/18(8)	4,890,000

		$85,290,122

Utilities — 0.7%
	AES Corp., Sr. Notes
$764	8.75%, 5/15/13(8)	$779,280
	Calpine Construction Finance Co., Sr. Notes
4,275	8.00%, 6/1/16(8)	4,488,750
	Dominion Resources, Inc., Sr. Notes
1,320	8.875%, 1/15/19	1,762,339
	NGC Corp.
4,395	7.625%, 10/15/26	2,790,825
	NRG Energy, Inc., Sr. Notes
2,825	7.375%, 2/1/16	2,888,562
	PSEG Power, LLC
755	5.50%, 12/1/15	844,382

Principal
Amount
(000’s omitted)	Security	Value
	Reliant Energy, Inc., Sr. Notes
$360	7.625%, 6/15/14	$363,600

		$13,917,738

Total Corporate Bonds & Notes (identified cost $872,130,039)		$902,423,456

Foreign Government Securities — 0.0%

Principal
Amount
(000’s omitted)	Security	Value
$300	Government of Bermuda, Sr. Notes, 5.603%, 7/20/20(8)	$313,236

Total Foreign Government Securities (identified cost $300,000)		$313,236

Mortgage Pass-Throughs — 29.7%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$35,293	5.00%, with various maturities to 2019	$37,885,775
6,909	5.50%, with various maturities to 2018	7,494,098
13,423	6.00%, with various maturities to 2031	14,619,696
35,412	6.50%, with various maturities to 2032	39,442,487
37,732	7.00%, with various maturities to 2036	41,858,468
478	7.13%, with maturity at 2023	549,353
23,045	7.50%, with various maturities to 2029	26,495,211
791	7.65%, with maturity at 2022	921,848
93	7.70%, with maturity at 2022	104,339
14,342	8.00%, with various maturities to 2030	16,787,039
435	8.25%, with maturity at 2020	509,144
1,132	8.30%, with maturity at 2020	1,308,106
10,629	8.50%, with various maturities to 2031	12,693,913
3,698	9.00%, with various maturities to 2031	4,374,270
2,996	9.50%, with various maturities to 2025	3,541,288
425	10.00%, with maturity at 2020	493,238
422	10.50%, with maturity at 2020	503,275
482	12.00%, with maturity at 2020	543,107
33	13.00%, with maturity at 2015	37,966

		$210,162,621

	Federal National Mortgage Association:
$2,853	2.82%, with maturity at 2022(9)	$2,934,300
5,124	3.407%, with maturity at 2036(9)	5,267,126
19,417	5.00%, with various maturities to 2018	20,846,611
8,675	5.50%, with various maturities to 2028	9,398,328
15,641	6.00%, with various maturities to 2029	17,265,871
15,596	6.321%, with maturity at 2032(9)	16,631,982
37,752	6.50%, with various maturities to 2036	42,165,574
449	6.75%, with maturity at 2023	512,249
37,413	7.00%, with various maturities to 2036	42,182,516
23,873	7.50%, with various maturities to 2035(17)	27,612,250
8,675	8.00%, with various maturities to 2031	10,043,340
25	8.25%, with maturity at 2018	28,224
2,136	8.347%, with maturity at 2027(11)	2,545,499
11,023	8.50%, with various maturities to 2030	13,010,115
972	8.521%, with maturity at 2028(11)	1,153,011

Principal
Amount
(000’s omitted)	Security	Value
$638	8.608%, with maturity at 2029(11)	$764,414
840	8.633%, with maturity at 2027(11)	998,317
137	8.817%, with maturity at 2024(11)	153,415
13,975	9.00%, with various maturities to 2027	16,583,392
3,967	9.50%, with various maturities to 2030	4,760,088
563	9.515%, with maturity at 2018(11)	653,168
1,073	10.00%, with various maturities to 2020	1,245,583
821	10.068%, with maturity at 2025(11)	949,956
797	10.44%, with maturity at 2019(11)	907,364
987	10.50%, with maturity at 2021	1,169,878
295	11.50%, with maturity at 2016	330,912
8	12.50%, with maturity at 2011	8,163

		$240,121,646

	Government National Mortgage Association:
$2,917	6.00%, with maturity at 2024	$3,228,166
22,544	6.50%, with various maturities to 2032	25,609,738
13,815	7.00%, with various maturities to 2033	15,996,257
29,560	7.50%, with various maturities to 2032	34,516,466
19,220	8.00%, with various maturities to 2034	22,741,014
630	8.30%, with maturity at 2020	738,007
1,216	8.50%, with various maturities to 2022	1,422,577
5,917	9.00%, with various maturities to 2026	7,054,571
8,390	9.50%, with various maturities to 2026	10,147,576
505	10.00%, with maturity at 2019	588,672

		$122,043,044

Total Mortgage Pass-Throughs (identified cost $539,658,315)		$572,327,311

Collateralized Mortgage Obligations — 7.2%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,581	Series 24, Class J, 6.25%, 11/25/23	$1,732,932
1,795	Series 1497, Class K, 7.00%, 4/15/23	1,831,490
2,995	Series 1529, Class Z, 7.00%, 6/15/23	3,120,817
2,678	Series 1620, Class Z, 6.00%, 11/15/23	2,925,909
856	Series 1677, Class Z, 7.50%, 7/15/23	994,331
11,532	Series 1702, Class PZ, 6.50%, 3/15/24	13,187,108
5,007	Series 2113, Class QG, 6.00%, 1/15/29	5,466,396
649	Series 2122, Class K, 6.00%, 2/15/29	704,711
440	Series 2130, Class K, 6.00%, 3/15/29	484,833
449	Series 2167, Class BZ, 7.00%, 6/15/29	487,145
3,335	Series 2182, Class ZB, 8.00%, 9/15/29	3,751,946
4,788	Series 2198, Class ZA, 8.50%, 11/15/29	5,116,386
11,231	Series 2245, Class A, 8.00%, 8/15/27	13,085,165
4,178	Series 2458, Class ZB, 7.00%, 6/15/32	4,762,097

		$57,651,266

	Federal National Mortgage Association:
$732	Series G92-44, Class ZQ, 8.00%, 7/25/22	$823,300
450	Series G92-44, Class Z, 8.00%, 7/25/22	505,973
1,110	Series G92-46, Class Z, 7.00%, 8/25/22	1,249,675
1,888	Series G92-60, Class Z, 7.00%, 10/25/22	2,120,165
19,432	Series G93-35, Class ZQ, 6.50%, 11/25/23	21,830,413
4,283	Series G93-40, Class H, 6.40%, 12/25/23	4,830,264
295	Series 1988-14, Class I, 9.20%, 6/25/18	341,063

Principal
Amount
(000’s omitted)	Security	Value
$256	Series 1989-1, Class D, 10.30%, 1/25/19	$290,879
480	Series 1989-34, Class Y, 9.85%, 7/25/19	570,458
368	Series 1990-17, Class G, 9.00%, 2/25/20	430,954
191	Series 1990-27, Class Z, 9.00%, 3/25/20	225,014
194	Series 1990-29, Class J, 9.00%, 3/25/20	230,508
845	Series 1990-43, Class Z, 9.50%, 4/25/20	1,003,090
308	Series 1991-98, Class J, 8.00%, 8/25/21	355,404
2,245	Series 1992-77, Class ZA, 8.00%, 5/25/22	2,625,428
151	Series 1992-103, Class Z, 7.50%, 6/25/22	174,105
255	Series 1992-113, Class Z, 7.50%, 7/25/22	294,674
553	Series 1992-185, Class ZB, 7.00%, 10/25/22	629,781
1,423	Series 1993-16, Class Z, 7.50%, 2/25/23	1,646,068
1,079	Series 1993-22, Class PM, 7.40%, 2/25/23	1,249,545
1,747	Series 1993-25, Class J, 7.50%, 3/25/23	2,019,023
3,220	Series 1993-30, Class PZ, 7.50%, 3/25/23	3,737,880
3,860	Series 1993-42, Class ZQ, 6.75%, 4/25/23	4,360,745
598	Series 1993-56, Class PZ, 7.00%, 5/25/23	677,790
705	Series 1993-156, Class ZB, 7.00%, 9/25/23	794,046
5,153	Series 1994-45, Class Z, 6.50%, 2/25/24	5,766,434
2,620	Series 1994-89, Class ZQ, 8.00%, 7/25/24	3,095,343
2,725	Series 1996-57, Class Z, 7.00%, 12/25/26	3,109,425
1,429	Series 1997-77, Class Z, 7.00%, 11/18/27	1,640,507
1,166	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,326,550
534	Series 1999-45, Class ZG, 6.50%, 9/25/29	600,481
4,158	Series 2000-22, Class PN, 6.00%, 7/25/30	4,607,156
648	Series 2001-37, Class GA, 8.00%, 7/25/16	711,781
948	Series 2002-1, Class G, 7.00%, 7/25/23	1,068,545

		$74,942,467

	Government National Mortgage Association:
$4,671	Series 2002-45, Class PG, 6.00%, 3/17/32	$5,115,568
418	Series 2005-72, Class E, 12.00%, 11/16/15	470,477

		$5,586,045

Total Collateralized Mortgage Obligations (identified cost $129,219,876)		$138,179,778

Commercial Mortgage-Backed Securities — 10.3%

Principal
Amount
(000’s omitted)	Security	Value
$25,545	BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$26,701,292
1,250	BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,314,139
3,500	BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	3,556,524
8,108	BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	8,215,618
2,946	CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(11)	3,099,920
12,215	CGCMT, Series 2004-C1, Class A4, 5.372%, 4/15/40(11)	13,221,777
32,874	COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39(10)	34,377,331
6,000	COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	6,091,556
2,803	COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	2,823,286
1,892	CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	1,906,454
1,500	CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,561,711
19,897	CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(11)	20,687,185
962	CSFB, Series 2004-C3, Class A3, 4.302%, 7/15/36	961,377
795	CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	795,097
486	GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	495,680
2,200	JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	2,243,976
27,214	JPMCC, Series 2005-LDP5, Class A3, 5.224%, 12/15/44(10)(11)	28,928,379
1,341	LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,342,444

Principal
Amount
(000’s omitted)	Security	Value
$4,000	LB-UBS, Series 2004-C6, Class A3, 4.547%, 8/15/29	$4,032,941
178	LB-UBS, Series 2005-C1, Class A2, 4.31%, 2/15/30	178,656
19,775	MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(11)	21,175,727
10,000	MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(11)	10,399,574
990	SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	990,989
250	WBCMT, Series 2004-C12, Class A4, 5.305%, 7/15/41(11)	269,674
3,496	WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	3,604,609

Total Commercial Mortgage-Backed Securities (identified cost $192,116,853)		$198,975,916

Asset-Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
$578	Alzette European CLO SA, Series 2004-1A, Class E2, 7.037%, 12/15/20(3)(12)	$144,502
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.279%, 2/24/19(8)(12)	377,704
753	Babson Ltd., Series 2005-1A, Class C1, 2.476%, 4/15/19(8)(12)	401,826
1,007	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.576%, 1/15/19(3)(8)(12)	354,608
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.859%, 8/11/16(8)(12)	407,799
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.037%, 3/8/17(12)	607,836
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.275%, 7/17/19(12)	280,172
2,099	Comstock Funding Ltd., Series 2006-1A, Class D, 4.549%, 5/30/20(3)(8)(12)	1,284,410
1,499	Dryden Leveraged Loan, Series 2004-6A, Class C1, 3.025%, 7/30/16(3)(8)(12)	838,083

Total Asset-Backed Securities (identified cost $8,470,955)		$4,696,940

U.S. Government Agency Obligations — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Bank
$2,000	5.25%, 12/9/22	$2,335,892

Total U.S. Government Agency Obligations (identified cost $2,239,580)		$2,335,892

Common Stocks — 1.0%

Shares	Security	Value
Aerospace and Defense — 0.0%
16,105	ACTS Aero Technical Support & Service, Inc.(13)(14)	$285,856

		$285,856

Automotive — 0.1%
25,372	Dayco Products, LLC(13)(14)	$1,027,566
8,949	Hayes Lemmerz International, Inc.(5)(13)(14)	54,052

		$1,081,618

Building and Development — 0.2%
3,677	Panolam Holdings Co.(5)(13)(15)	$2,146,486
26,154	Sanitec Europe Oy B Units(13)(14)	95,431
25,787	Sanitec Europe Oy E Units(5)(13)(14)	0
1,231	United Subcontractors, Inc.(5)(13)(14)	120,553
4,575	WCI Communities, Inc.(13)(14)	388,913

		$2,751,383

Shares	Security	Value
Chemicals and Plastics — 0.0%
243	Wellman Holdings, Inc.(5)(13)(14)	$0

		$0

Containers and Glass Products — 0.2%
142,857	Anchor Glass Container Corp.(5)(13)	$3,787,139

		$3,787,139

Diversified Manufacturing — 0.0%
298,115	MEGA Brands, Inc.(13)	$121,372

		$121,372

Ecological Services and Equipment — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(5)(13)(15)	$7,079

		$7,079

Food Service — 0.0%
30,225	Buffets, Inc.(13)	$124,678

		$124,678

Home Furnishings — 0.0%
9,399	Oreck Corp.(5)(13)(14)	$639,978

		$639,978

Lodging and Casinos — 0.0%
828	Greektown Superholdings, Inc.(13)	$78,660
17,051	Tropicana Entertainment, Inc.(13)(14)	238,714

		$317,374

Nonferrous Metals/Minerals — 0.0%
1,636	Euramax International, Inc.(13)(14)	$490,830

		$490,830

Oil and Gas — 0.0%
15,874	SemGroup Corp.(13)	$396,850

		$396,850

Publishing — 0.3%
15,802	Dex One Corp.(13)	$286,332
5,187	Ion Media Networks, Inc.(5)(13)(14)	1,498,939
14,016	MediaNews Group, Inc.(13)(14)	224,252
123,278	Reader’s Digest Association, Inc. (The)(13)(14)	2,434,740
2,862	Source Interlink Companies, Inc.(5)(13)(14)	17,430
1,091	Star Tribune Media Holdings Co.(5)(13)	971
9,296	SuperMedia, Inc.(13)	196,053

		$4,658,717

Radio and Television — 0.1%
892	Young Broadcasting, Inc.(5)(13)(14)	$1,532,938

		$1,532,938

Steel — 0.1%
33,937	KNIA Holdings, Inc.(5)(13)(14)	$160,184
218,800	RathGibson Acquisition Co., LLC(5)(13)	2,546,832

		$2,707,016

Total Common Stocks (identified cost $14,574,969)		$18,902,828

Convertible Bonds — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 0.1%
$645	Ford Motor Co., 4.25%, 11/15/16	$984,431

		$984,431

Diversified Media — 0.0%
$420	Virgin Media, Inc., 6.50%, 11/15/16(8)	$585,375

		$585,375

Drugs — 0.1%
$2,960	Kendle International, Inc., 3.375%, 7/15/12	$2,693,600

		$2,693,600

Electronics/Electrical — 0.1%
$1,485	Advanced Micro Devices, Inc., 6.00%, 5/1/15	$1,481,288

		$1,481,288

Total Convertible Bonds (identified cost $4,839,183)		$5,744,694

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
Oil, Gas & Consumable Fuels — 0.1%
9,691	Chesapeake Energy Corp.	$796,600

		$796,600

Wireless Telecommunication Services — 0.0%
4,958	Crown Castle International Corp.,(3)	$288,184

		$288,184

Total Convertible Preferred Stocks (identified cost $1,176,061)		$1,084,784

Preferred Stocks — 0.0%

Shares/Units	Security	Value
Ecological Services and Equipment — 0.0%
1,138	Environmental Systems Products Holdings, Inc., Series A(5)(13)(15)	$68,280

		$68,280

Lodging and Casinos — 0.0%
6,494	Fontainebleau Resorts LLC(3)(5)(15)	$65

		$65

Total Preferred Stocks (identified cost $6,513,845)		$68,345

Warrants — 0.0%

Shares	Security	Value
Chemicals and Plastics — 0.0%
663	Foamex, Series A, Expires 12/31/13(5)(13)(14)	$0
663	Foamex, Series B, Expires 12/31/15(5)(13)(14)	0

		$0

Shares	Security	Value
Food Products — 0.0%
1,745	ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(13)	$174,500

		$174,500

Oil and Gas — 0.0%
16,708	SemGroup Corp., Expires 11/30/14(13)	$102,337

		$102,337

Publishing — 0.0%
23,833	Reader’s Digest Association, Inc. (The), Expires 2/15/17(5)(13)(14)	$0
935	Star Tribune Media Holding, Expires 9/28/13(5)(13)	0

		$0

Radio and Television — 0.0%
6	Young Broadcasting, Inc., Expires 12/24/24(5)(14)	$10,311

		$10,311

Total Warrants (identified cost $10,478)		$287,148

Miscellaneous — 0.0%

Shares	Security	Value
Business Equipment and Services — 0.0%
5,250,000	NCS Acquisition Corp., Escrow Certificate(13)(15)	$780,938

		$780,938

Cable and Satellite Television — 0.0%
2,786,444	Adelphia Recovery Trust(13)	$83,593
2,800,000	Adelphia, Inc., Escrow Certificate(13)	49,000

		$132,593

Oil and Gas — 0.0%
6,135,000	SemGroup Corp., Escrow Certificate(5)(13)	$0
1,170,000	VeraSun Energy Corp., Escrow Certificate(5)(13)	0

		$0

Total Miscellaneous (identified cost $4,646,049)		$913,531

Short-Term Investments — 2.0%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value
$37,041	Eaton Vance Cash Reserves Fund, LLC, 0.25%(16)	$37,041,121
2,105	State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	2,104,714

Total Short-Term Investments (identified cost $39,145,835)		$39,145,835

Total Investments — 138.7% (identified cost $2,652,555,070)		$2,675,597,254

Less Unfunded Loan Commitments — 0.0%		$(792,677)

Net Investments — 138.7% (identified cost $2,651,762,393)		$2,674,804,577

Other Assets, Less Liabilities — (24.8)%		$(479,015,327)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.9)%		$(266,631,302)

Net Assets Applicable to Common Shares — 100.0%		$1,929,157,948

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)	Defaulted matured security.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Currently the issuer is in default with respect to interest payments.

(7)	This Senior Loan will settle after July 31, 2010, at which time the interest rate will be determined.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $332,927,842 or 17.3% of the Fund’s net assets.

(9)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.

(10)	Security held as collateral for borrowings under the Term Asset-Backed Securities Loan Facility (TALF).

(11)	Weighted average fixed-rate coupon that changes/updates monthly.

(12)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Restricted security.

(16)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2010 was $18,211.

(17)	Security (or a portion thereof ) has been pledged to cover collateral requirements on open financial contracts.

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/10	British Pound Sterling 15,001,107	United States Dollar 23,398,276	$(137,583)
8/31/10	Euro 50,564,438	United States Dollar 65,689,424	(202,741)

			$(340,324)

At July 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $340,324.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,674,031,729

Gross unrealized appreciation	$122,427,033
Gross unrealized depreciation	(121,654,185)

Net unrealized appreciation	$772,848

Restricted Securities

At July 31, 2010, the Fund owned the following securities (representing less than 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$7,079
Panolam Holdings Co.	12/30/09	3,677	2,020,511		2,146,486

Total Common Stocks			$2,020,511		$2,153,565

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$68,280
Fontainebleau Resorts LLC	6/1/07	6,494	6,493,930		65

Total Preferred Stocks			$6,513,845		$68,345

Miscellaneous
NCS Acquisition Corp., Escrow Certificate	2/26/10	5,250,000	$2,109,301		$780,938

Total Miscellaneous			$2,109,301		$780,938

Total Restricted Securities			$10,643,657		$3,002,848

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$786,734,046	$2,670,837	$789,404,883
Corporate Bonds & Notes	—	898,277,170	4,146,286	902,423,456
Foreign Government Securities	—	313,236	—	313,236
Mortgage Pass-Throughs	—	572,327,311	—	572,327,311
Collateralized Mortgage Obligations	—	138,179,778	—	138,179,778
Commercial Mortgage-Backed Securities	—	198,975,916	—	198,975,916
Asset-Backed Securities	—	4,696,940	—	4,696,940
U.S. Government Agency Obligations	—	2,335,892	—	2,335,892
Common Stocks	1,000,607	5,389,640	12,512,581	18,902,828
Convertible Bonds	—	5,744,694	—	5,744,694
Convertible Preferred Stocks	796,600	288,184	—	1,084,784
Preferred Stocks	—	—	68,345	68,345
Warrants	—	276,837	10,311	287,148
Miscellaneous	—	913,531	0	913,531
Short-Term Investments	—	39,145,835	—	39,145,835

Total Investments	$1,797,207	$2,653,599,010	$19,408,360	$2,674,804,577

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(340,324)	$—	$(340,324)
TALF Loans Payable	—	—	(51,042,132)	(51,042,132)

Total	$—	$(340,324)	$(51,042,132)	$(51,382,456)

The following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value:

	Investments in			Investments in
	Senior	Investments in		Preferred Stocks,
	Floating-Rate	Corporate	Investments in	Warrants and	TALF Loan
	Interests	Bonds & Notes	Common Stocks	Miscellaneous	Payable	Total
Balance as of April 30, 2010	$2,876,960	$4,225,743	$7,842,768	$293,628	$(51,042,132)	$(35,803,033)
Realized gains (losses)	(13)	(7,262,034)	65,523	411	—	(7,196,113)
Change in net unrealized appreciation (depreciation)	(211,979)	7,151,607	2,162,739	(22,760)	—	9,079,607
Net purchases (sales)	5,188	—	2,693,277	(54,782)	—	2,643,683
Accrued discount (premium)	681	30,970	—	—	—	31,651
Net transfers to (from) Level 3*	—	—	(251,726)	(137,841)	—	(389,567)

Balance as of July 31, 2010	$2,670,837	$4,146,286	$12,512,581	$78,656	$(51,042,132)	$(31,633,772)

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2010	$(211,979)	$(84,554)	$2,162,739	$(22,760)	$—	$1,843,446

*	Transfers are reflected at the value of securities at the beginning of the period.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 24, 2010